UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	4/30/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL INCOME BUILDER FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Income and long-term capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Jennison Associates LLC and PGIM, Inc. (PGIM) are registered investment advisers and Prudential Financial companies. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM. PGIM Fixed Income and PGIM Real Estate are units of PGIM. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Income Builder Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Income Builder Fund

June 15, 2017

Prudential Income Builder Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	5.16	4.54	4.35	4.05	—
Class B	4.87	3.72	4.40	3.76	—
Class C	4.87	7.61	4.53	3.75	—
Class Q	4.18**	N/A	N/A	N/A	N/A (12/30/16)
Class R	5.15	9.21	5.07	4.28	—
Class Z	5.36	9.79	5.60	4.80	—
S&P 500 Index	13.31	17.90	13.66	7.15	—
Bloomberg Barclays US Aggregate Bond Index	–0.67	0.83	2.27	4.30	—
Lipper Flexible Portfolio Funds Average	6.63	9.58	5.30	4.01	—

*Not annualized

**Since inception

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Year 1) 4% (Year 2) 3% (Year 3) 2% (Year 4) 1% (Years 5/6) 0% (Year 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how US stock prices in the United States have performed.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index represents an unmanaged diversified portfolio of fixed-income securities, including US Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

Lipper Flexible Portfolio Funds Average—The Lipper Flexible Portfolio Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Flexible Portfolio Funds universe for the periods noted.

The funds in the Lipper Average allocate their investments to both domestic and foreign securities across traditional asset classes with a focus on total return.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception

Prudential Income Builder Fund	5

Your Fund’s Performance (continued)

returns for the Indexes and the Lipper Average are measured from the closest month-end inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
SPDR Bloomberg Barclays Convertible Securities ETF, Exchange Traded Funds	8.0
Prudential Short Duration High Yield Income Fund (Class Q), Affiliated Mutual Funds	3.5
PowerShares Preferred Portfolio ETF, Exchange Traded Funds	2.9
Prudential Absolute Return Bond Fund (Class Q), Affiliated Mutual Funds	2.0
Sunoco Logistics Partners LP, MLP, Oil, Gas & Consumable Fuels	1.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Oil, Gas & Consumable Fuels	17.9
Exchange Traded Funds	10.9
Foreign Government Bonds	9.4
Affiliated Mutual Funds	7.4
Equity Real Estate Investment Trusts (REITs)	8.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Income Builder Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Income Builder Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,051.60	0.95%	$4.83
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
Class B	Actual	$1,000.00	$1,048.70	1.70%	$8.64
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50
Class C	Actual	$1,000.00	$1,048.70	1.70%	$8.64
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50
Class Q	Actual**	$1,000.00	$1,041.80	0.70%	$2.31
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51
Class R	Actual	$1,000.00	$1,051.50	1.20%	$6.10
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class Z	Actual	$1,000.00	$1,053.60	0.70%	$3.56
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 118 day period ended April 30, 2017 due to the class’s inception date of December 30, 2016.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 95.3%

AFFILIATED MUTUAL FUNDS 7.4%
Prudential Absolute Return Bond Fund (Class Q)	863,189	$8,424,722
Prudential Floating Rate Income Fund (Class Q)	423,631	4,215,130
Prudential Short Duration High Yield Income Fund (Class Q)	1,628,435	14,786,188
Prudential Total Return Bond Fund (Class Q)	292,933	4,206,517

TOTAL AFFILIATED MUTUAL FUNDS (cost $31,324,573)(w)		31,632,557

COMMON STOCKS 39.2%

Aerospace & Defense 0.8%
General Dynamics Corp.	6,377	1,235,799
Lockheed Martin Corp.	4,371	1,177,766
Safran SA (France)	11,055	915,298

		3,328,863

Air Freight & Logistics 0.1%
bpost SA (Belgium)	14,298	342,694

Banks 1.8%
Bank of America Corp.	90,727	2,117,568
BB&T Corp.	38,517	1,663,164
JPMorgan Chase & Co.	33,425	2,907,975
PNC Financial Services Group, Inc. (The)	9,853	1,179,897

		7,868,604

Beverages 0.1%
Molson Coors Brewing Co. (Class B Stock)	4,421	423,930

Capital Markets 0.5%
Goldman Sachs Group, Inc. (The)	10,020	2,242,476

Chemicals 0.7%
Agrium, Inc. (Canada)	5,568	522,598
Air Products & Chemicals, Inc.	6,341	890,911
Dow Chemical Co. (The)	13,264	832,979
FMC Corp.	11,561	846,612

		3,093,100

Communications Equipment 0.7%
Cisco Systems, Inc.	89,590	3,052,331

Diversified Telecommunication Services 0.1%
Frontier Communications Corp.(a)	211,879	398,333

See Notes to Financial Statements.

Prudential Income Builder Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities 0.2%
Exelon Corp.	23,181	$802,758

Energy Equipment & Services 0.8%
Baker Hughes, Inc.	27,326	1,622,345
U.S. Silica Holdings, Inc.	18,654	774,141
USA Compression Partners LP, MLP	58,530	980,377

		3,376,863

Equity Real Estate Investment Trusts (REITs) 6.6%
alstria office REIT-AG (Germany)*	23,974	317,066
Ascendas Real Estate Investment Trust (Singapore)	206,400	378,290
Cache Logistics Trust (Singapore)	2,405,937	1,489,065
Care Capital Properties, Inc.	29,117	782,374
CBL & Associates Properties, Inc.	90,727	839,225
Chesapeake Lodging Trust	46,949	1,094,381
Community Healthcare Trust, Inc.	71,558	1,768,914
CyrusOne, Inc.	35,408	1,934,693
DDR Corp.	79,216	856,325
DiamondRock Hospitality Co.	27,769	305,737
Empiric Student Property PLC (United Kingdom)	634	899
Eurocommercial Properties NV (Netherlands), CVA	15,533	603,545
Frasers Logistics & Industrial Trust (Singapore)	754,145	544,810
Invincible Investment Corp. (Japan)	2,786	1,067,121
Irish Residential Properties REIT PLC (Ireland)	97,224	138,713
Keppel REIT (Singapore)	810,978	615,146
Lexington Realty Trust	64,725	658,253
Mapletree Commercial Trust (Singapore)	559,921	639,315
MedEquities Realty Trust, Inc.	154,697	1,828,518
Medical Properties Trust, Inc.	65,623	857,693
MGM Growth Properties LLC (Class A Stock)	40,111	1,147,977
Omega Healthcare Investors, Inc.	44,106	1,455,498
Park Hotels & Resorts, Inc.	40,096	1,029,264
Physicians Realty Trust	15,309	300,669
QTS Realty Trust, Inc. (Class A Stock)	12,009	641,761
Retail Properties of America, Inc. (Class A Stock)	20,939	279,326
Sabra Health Care REIT, Inc.	19,078	518,731
Senior Housing Properties Trust	38,059	819,030
Slate Retail REIT (Canada) (Class U Stock)	34,445	377,746
Spirit Realty Capital, Inc.	140,235	1,321,014
STAG Industrial, Inc.	17,962	473,478
Starhill Global REIT (Singapore)	961,921	529,964
Suntec Real Estate Investment Trust (Singapore)	477,444	604,612
Ventas, Inc.	4,670	298,927

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Washington Prime Group, Inc.	108,170	$951,896
Wereldhave NV (Netherlands)	12,281	565,490

		28,035,466

Food Products 1.1%
Conagra Brands, Inc.	28,972	1,123,534
Hershey Co. (The)	7,979	863,328
Kraft Heinz Co. (The)	20,668	1,868,180
Pilgrim’s Pride Corp.	24,605	638,746

		4,493,788

Health Care Providers & Services 0.1%
Aetna, Inc.	3,202	432,494

Hotels, Restaurants & Leisure 0.7%
Dunkin’ Brands Group, Inc.	17,194	960,457
McDonald’s Corp.	11,223	1,570,435
Starbucks Corp.	11,089	666,005

		3,196,897

Independent Power & Renewable Electricity Producers 0.3%
Atlantica Yield PLC (Spain)	52,460	1,093,266

Industrial Conglomerates 0.2%
Honeywell International, Inc.	7,472	979,878

IT Services 0.7%
DXC Technology Co.*	39,361	2,965,458

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.	7,676	1,269,073

Machinery 0.1%
Caterpillar, Inc.	4,349	444,729

Media 0.5%
Time Warner, Inc.	15,395	1,528,262
Twenty-First Century Fox, Inc. (Class A Stock)	22,286	680,614

		2,208,876

Mortgage Real Estate Investment Trusts (REITs) 0.6%
MFA Financial, Inc.	143,959	1,196,299

See Notes to Financial Statements.

Prudential Income Builder Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs ) (cont’d.)
Starwood Property Trust, Inc.	66,822	$1,516,191

		2,712,490

Oil, Gas & Consumable Fuels 17.3%
Antero Midstream Partners LP, MLP	70,581	2,401,166
Boardwalk Pipeline Partners LP, MLP	116,485	2,113,038
Buckeye Partners LP, MLP	36,268	2,509,020
Cheniere Energy Partners LP Holdings LLC	89,711	2,303,779
Cheniere Energy Partners LP, MLP	99,904	3,171,952
Enbridge, Inc. (Canada)(a)	37,157	1,540,158
Energy Transfer Equity LP, MLP	80,293	1,498,267
EnLink Midstream LLC	50,034	923,127
EnLink Midstream Partners LP, MLP	70,407	1,249,724
Enterprise Products Partners LP, MLP*	90,301	2,467,023
EQT GP Holdings LP, MLP	20,544	558,180
EQT Midstream Partners LP, MLP	32,129	2,507,347
Kinder Morgan, Inc.	145,902	3,009,958
MPLX LP, MLP	105,671	3,722,789
Noble Midstream Partners LP, MLP	42,957	2,153,005
NuStar Energy LP, MLP	36,748	1,770,151
ONEOK Partners LP, MLP	57,536	2,960,803
ONEOK, Inc.	28,283	1,487,969
Pacific Exploration and Production Corp. (Colombia)*	1,116	32,889
Plains All American Pipeline LP, MLP	108,848	3,183,804
Rice Midstream Partners LP, MLP	104,644	2,639,122
Royal Dutch Shell PLC (Class A Stock) (Netherlands), ADR	58,557	3,056,090
SemGroup Corp. (Class A Stock)	69,557	2,316,248
Suncor Energy, Inc. (Canada)	18,447	578,498
Sunoco Logistics Partners LP, MLP	219,147	5,246,367
Tallgrass Energy GP LP	27,547	742,392
Tallgrass Energy Partners LP, MLP	55,513	2,847,817
Targa Resources Corp.	81,573	4,497,120
TC PipeLines LP, MLP	16,778	1,015,572
TransCanada Corp. (Canada)	38,913	1,806,751
Williams Cos., Inc. (The)	116,595	3,571,305
Williams Partners LP, MLP	95,766	3,919,702

		73,801,133

Pharmaceuticals 1.3%
Bristol-Myers Squibb Co.	37,349	2,093,411
Eli Lilly & Co.	19,343	1,587,287

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Pfizer, Inc.	50,342	$1,707,601

		5,388,299

Pipelines 0.2%
Hess Midstream Partners LP, MLP*	28,506	729,183

Road & Rail 0.8%
CSX Corp.	21,449	1,090,467
Ryder System, Inc.	13,316	904,290
Union Pacific Corp.	13,439	1,504,630

		3,499,387

Semiconductors & Semiconductor Equipment 0.2%
Texas Instruments, Inc.	10,459	828,144

Software 0.7%
Microsoft Corp.	45,363	3,105,551

Specialty Retail 0.4%
Home Depot, Inc. (The)	7,381	1,152,174
TJX Cos., Inc. (The)	6,433	505,891

		1,658,065

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.	16,409	2,357,153

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.	26,654	1,049,901

Tobacco 0.3%
Altria Group, Inc.	17,559	1,260,385

Transportation Infrastructure 0.2%
EcoRodovias Infraestrutura e Logistica SA (Brazil)	289,303	856,775

TOTAL COMMON STOCKS (cost $150,666,137)		167,296,343

EXCHANGE TRADED FUNDS 10.9%
PowerShares Preferred Portfolio ETF	840,688	12,568,285
SPDR Bloomberg Barclays Convertible Securities ETF	697,542	34,012,148

TOTAL EXCHANGE TRADED FUNDS (cost $44,279,961)		46,580,433

See Notes to Financial Statements.

Prudential Income Builder Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
PREFERRED STOCKS 3.6%

Diversified Telecommunication Services 0.2%
Frontier Communications Corp., CVT, Series A, 11.125%	18,734	$830,665

Electric Utilities 0.2%
NextEra Energy, Inc., CVT, 6.123%	14,287	748,639

Electronic Equipment, Instruments & Components 0.1%
Belden, Inc., CVT, Series B, 6.750%	7,014	690,668

Equity Real Estate Investment Trusts (REITs) 1.6%
American Homes 4 Rent, Series E, 6.350%	34,000	878,900
American Tower Corp., CVT, Series B, 5.500%	7,521	870,556
CBL & Assoc. Properties, Inc., Series D, 7.375%	4,853	113,317
Cedar Realty Trust, Inc., Series B, 7.250%(a)	21,800	558,952
GGP, Inc., Series A, 6.375%	22,000	557,260
Gramercy Property Trust, Series A, 7.125%(a)	29,339	776,897
Monmouth Real Estate Investment Corp., Series C, 6.125%	10,800	271,728
Pebblebrook Hotel Trust, Series D, 6.375%(a)	10,622	273,729
Pennsylvania Real Estate Investment Trust, Series C, 7.200%	33,300	864,468
Rexford Industrial Realty, Inc., Series A, 5.875%	17,800	445,018
STAG Industrial, Inc., Series C, 6.875%	16,120	432,983
Sunstone Hotel Investors, Inc., Series E, 6.950%	28,900	740,996

		6,784,804

Internet Software & Services 0.4%
Alibaba Group Mandatory Exchangeable Trust, CVT, 144A, 5.75%(g)	12,143	1,669,541

Oil, Gas & Consumable Fuels 0.6%
Anadarko Petroleum Corp., CVT, 7.500%(a)	49,603	2,277,274
Hess Corp., CVT, 8.000%	5,746	342,749

		2,620,023

Pharmaceuticals 0.5%
Allergan PLC, CVT, Series A, 5.500%	2,282	1,975,710

TOTAL PREFERRED STOCKS (cost $15,017,857)		15,320,050

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BOND 0.2%

Banks
WFC Targa Resources Corp., Sr. Unsec’d. Notes, 144A, MTN(g)^ (cost $777,162)	8.030%	07/21/17	1,297	$716,203

CORPORATE BONDS 21.3%

Advertising 0.1%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750	10/01/22	275	233,063

Aerospace & Defense 0.1%
Arconic, Inc., Sr. Unsec’d. Notes	5.125	10/01/24	115	120,463
Orbital ATK, Inc., Gtd. Notes	5.250	10/01/21	75	77,625
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	150	163,875
TransDigm, Inc.,
Gtd. Notes	6.375	06/15/26	50	50,375
Gtd. Notes	6.500	07/15/24	125	128,437

				540,775

Agriculture 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	100	103,500

Auto Manufacturer 0.1%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	5.250	04/15/23	200	205,500

Auto Parts & Equipment 0.5%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	200	200,500
Allison Transmission, Inc., Gtd. Notes, 144A	5.000	10/01/24	100	101,875
American Axle & Manufacturing, Inc.,
Gtd. Notes	7.750	11/15/19	150	165,187
Gtd. Notes, 144A	6.250	04/01/25	125	124,375
Gtd. Notes, 144A	6.500	04/01/27	75	74,438
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	125	126,719
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	125	128,048
Dana, Inc., Sr. Unsec’d. Notes	5.500	12/15/24	100	101,750
Meritor, Inc., Gtd. Notes	6.750	06/15/21	250	259,375
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.500	02/28/23	200	205,250
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750	05/15/23	200	208,500

See Notes to Financial Statements.

Prudential Income Builder Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
TI Group Automotive Systems LLC (United Kingdom), Gtd. Notes, 144A	8.750%		07/15/23	150	$160,500
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750		04/29/25	250	260,017

					2,116,534

Banks 0.1%
Bank of America Corp., Jr. Sub. Notes	8.125	(c)	12/29/49	25	26,188
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	6.750		09/30/22	200	226,160
Citigroup, Inc., Jr. Sub. Notes	5.950	(c)	12/31/49	100	105,160

					357,508

Beverages 0.1%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500		04/01/25	200	203,500

Biotechnology 0.0%
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A(a)	9.000		04/01/22	100	69,500

Building Materials 0.4%
BMC East LLC, Sr. Sec’d. Notes, 144A	5.500		10/01/24	150	156,187
Builders FirstSource, Inc.,
Gtd. Notes, 144A	10.750		08/15/23	175	204,312
Sr. Sec’d. Notes, 144A	5.625		09/01/24	75	77,813
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700		01/11/25	200	209,000
Griffon Corp., Gtd. Notes	5.250		03/01/22	280	286,300
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875		02/15/23	200	209,500
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(g)	5.125		02/15/21	50	52,313
Sr. Unsec’d. Notes, 144A(g)	5.375		11/15/24	100	104,250
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125		07/15/23	150	157,125
Gtd. Notes	8.500		04/15/22	100	112,250
US Concrete, Inc.,
Gtd. Notes	6.375		06/01/24	100	104,500
Gtd. Notes, 144A	6.375		06/01/24	175	182,875

					1,856,425

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals 1.0%
A Schulman, Inc., Gtd. Notes	6.875%	06/01/23	295	$311,225
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25	200	203,000
Ashland LLC, Gtd. Notes	6.875	05/15/43	100	109,500
Blue Cube Spinco, Inc.,
Gtd. Notes	9.750	10/15/23	70	84,700
Gtd. Notes	10.000	10/15/25	125	154,062
Chemours Co. (The),
Gtd. Notes	6.625	05/15/23	200	214,000
Gtd. Notes	7.000	05/15/25	110	120,863
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A	9.250	06/15/23	100	102,125
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A(g)	8.500	11/01/22	145	152,975
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500	02/01/23	75	85,500
Hexion, Inc.,
Sec’d. Notes, 144A	13.750	02/01/22	220	216,150
Sr. Sec’d. Notes, 144A	10.375	02/01/22	155	158,875
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes	9.000	11/15/20	175	135,625
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	7.000	04/15/25	50	52,500
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	6.750	09/19/42	200	214,500
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A	6.500	02/01/22	90	92,250
Sr. Unsec’d. Notes, 144A	10.375	05/01/21	175	194,906
PQ Corp., Sr. Sec’d. Notes, 144A(g)	6.750	11/15/22	50	54,250
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	250	250,625
TPC Group, Inc., Sr. Sec’d. Notes, 144A(g)	8.750	12/15/20	650	604,500
Tronox Finance LLC,
Gtd. Notes	6.375	08/15/20	225	228,656
Gtd. Notes, 144A(a)	7.500	03/15/22	185	193,325
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A(g)	7.500	02/15/19	375	375,037

				4,309,149

Coal 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Gtd. Notes, 144A	7.500	05/01/25	200	207,500

See Notes to Financial Statements.

Prudential Income Builder Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Coal (cont’d.)
CONSOL Energy, Inc.,
Gtd. Notes	5.875%	04/15/22	475	$463,125
Gtd. Notes	8.000	04/01/23	100	104,187
Peabody Energy Corp., Sr. Sec’d. Notes, 144A	6.375	03/31/25	182	184,730

				959,542

Commercial Services 0.9%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375	05/15/23	175	150,500
AMN Healthcare, Inc., Gtd. Notes, 144A	5.125	10/01/24	25	25,250
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500	07/15/22	200	207,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125	06/01/22	75	72,938
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guarnt, 144A(g)	6.375	08/01/23	425	443,062
Laureate Education, Inc.,
Gtd. Notes, 144A	10.000	09/01/19	1,145	1,202,250
Sr. Unsec’d. Notes, 144A	8.250	05/01/25	675	693,562
NES Rentals Holdings, Inc., Sec’d. Notes, 144A(g)	7.875	05/01/18	225	225,281
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500	11/15/23	100	97,625
United Rentals North America, Inc.,
Gtd. Notes	5.500	07/15/25	75	78,445
Gtd. Notes	5.500	05/15/27	150	154,313
Gtd. Notes	5.750	11/15/24	275	290,812
Gtd. Notes	5.875	09/15/26	200	211,000
Gtd. Notes	7.625	04/15/22	33	34,444

				3,887,232

Computers 0.3%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	100	106,000
Gtd. Notes, 144A	7.125	06/15/24	100	110,534
Sr. Sec’d. Notes, 144A	5.450	06/15/23	85	91,729
NCR Corp., Gtd. Notes	6.375	12/15/23	100	107,200
Western Digital Corp., Gtd. Notes	10.500	04/01/24	660	777,150

				1,192,613

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Containers & Packaging 0.5%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	7.125%	09/15/23	200	$207,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A	6.000	02/15/25	200	206,750
Gtd. Notes, 144A	7.250	05/15/24	450	489,937
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875	11/01/19	200	197,500
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375	08/15/25	50	54,375
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500	08/15/19	150	115,500
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(g)	6.500	10/01/21	300	308,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes, 144A	7.000	07/15/24	350	376,687
Sealed Air Corp., Gtd. Notes, 144A	4.875	12/01/22	25	26,063

				1,982,562

Distribution/Wholesale 0.2%
Beacon Roofing Supply, Inc., Gtd. Notes	6.375	10/01/23	125	134,687
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	50	49,500
Gtd. Notes	7.000	06/15/23	350	346,500
H&E Equipment Services, Inc., Gtd. Notes	7.000	09/01/22	250	261,400

				792,087

Diversified Financial Services 0.3%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375	08/01/22	145	145,906
Ally Financial, Inc.,
Gtd. Notes	8.000	03/15/20	100	112,875
Sr. Unsec’d. Notes	4.250	04/15/21	25	25,563
CIT Group, Inc., Sr. Unsec’d. Notes	5.000	08/15/22	150	161,370
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250	08/15/21	100	108,000
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875	03/15/20	100	104,000
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	125	126,875
Navient Corp.,
Sr. Unsec’d. Notes	5.875	10/25/24	200	194,500
Sr. Unsec’d. Notes, MTN	6.125	03/25/24	25	24,750
Sr. Unsec’d. Notes	6.625	07/26/21	50	52,937
Sr. Unsec’d. Notes	7.250	09/25/23	75	78,375
Sr. Unsec’d. Notes, MTN	8.000	03/25/20	100	109,750

See Notes to Financial Statements.

Prudential Income Builder Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
OneMain Financial Holdings LLC, Gtd. Notes, 144A(g)	6.750%	12/15/19	25	$26,281
Springleaf Finance Corp., Gtd. Notes	6.000	06/01/20	50	51,188

				1,322,370

Diversified Machinery 0.1%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500	06/15/23	275	286,000
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(g)	8.750	12/15/19	25	25,813
Cloud Crane LLC, Sec’d. Notes, 144A(g)	10.125	08/01/24	275	293,562

				605,375

Electric 1.1%
AES Corp.,
Sr. Unsec’d. Notes	5.500	04/15/25	175	179,375
Sr. Unsec’d. Notes	7.375	07/01/21	175	199,500
Calpine Corp.,
Sr. Unsec’d. Notes(a)	5.375	01/15/23	550	541,750
Sr. Unsec’d. Notes	5.500	02/01/24	150	144,750
Sr. Unsec’d. Notes	5.750	01/15/25	50	48,375
DPL, Inc.,
Sr. Unsec’d. Notes	6.750	10/01/19	250	261,875
Sr. Unsec’d. Notes	7.250	10/15/21	75	80,250
Dynegy, Inc.,
Gtd. Notes	5.875	06/01/23	300	264,750
Gtd. Notes	6.750	11/01/19	268	272,020
Gtd. Notes(a)	7.625	11/01/24	1,000	915,000
Gtd. Notes	8.034	02/02/24	125	114,688
GenOn Energy, Inc.,
Sr. Unsec’d. Notes (original cost $223,668; purchased 07/7/15 - 09/29/15)(f)(g)	7.875	06/15/17	225	154,687
Sr. Unsec’d. Notes (original cost $265,781; purchased 09/29/14 - 12/08/15)(a)(f)(g)	9.875	10/15/20	275	172,562
Listrindo Capital BV (Indonesia), Gtd. Notes, 144A	4.950	09/14/26	200	197,000
Mirant Mid-Atlantic Series B Pass Through Trust, Pass-Through Certificates (original cost $145,877; purchased 02/26/16)(f)(g)	9.125	06/30/17	153	139,767
NRG Energy, Inc.,
Gtd. Notes	6.250	05/01/24	244	243,146
Gtd. Notes	6.625	03/15/23	217	220,255
Gtd. Notes	7.250	05/15/26	150	153,375
Gtd. Notes	7.875	05/15/21	49	50,225

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
NRG REMA LLC,
Pass-Through Certificates(g)	9.237%	07/02/17	8	$6,794
Pass-Through Certificates(g)	9.681	07/02/26	225	162,000

				4,522,144

Electrical Components & Equipment 0.0%
Belden, Inc., Gtd. Notes, 144A	5.250	07/15/24	75	75,750

Engineering & Construction 0.2%
AECOM,
Gtd. Notes	5.875	10/15/24	175	187,775
Gtd. Notes, 144A	5.125	03/15/27	125	125,144
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.125	10/31/26	200	212,771
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS(g)	7.125	06/26/42	200	90,000

				615,690

Entertainment 0.9%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25	300	309,375
Gtd. Notes, 144A	5.875	11/15/26	50	50,906
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000	06/15/23	125	133,125
Cinemark USA, Inc., Gtd. Notes	4.875	06/01/23	350	355,250
Eldorado Resorts, Inc.,
Gtd. Notes	7.000	08/01/23	200	216,000
Sr. Unsec’d. Notes, 144A	6.000	04/01/25	50	51,688
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.375	11/01/23	75	81,000
Gtd. Notes	5.375	04/15/26	75	79,125
Greektown Holdings LLC/Greektown Mothership Corp., Sec’d. Notes, 144A	8.875	03/15/19	75	78,328
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	200	219,000
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	50	52,250
National CineMedia LLC,
Sr. Sec’d. Notes	6.000	04/15/22	100	102,750
Sr. Unsec’d. Notes	5.750	08/15/26	100	102,000
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	75	75,563

See Notes to Financial Statements.

Prudential Income Builder Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625%	05/01/24	350	$361,375
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750	06/15/23	75	78,937
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21	800	771,000
Gtd. Notes	10.000	12/01/22	375	406,875
Sr. Sec’d. Notes, 144A	7.000	01/01/22	150	160,593

				3,685,140

Environmental Control 0.1%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24	125	128,594
Clean Harbors, Inc., Gtd. Notes	5.125	06/01/21	150	153,624

				282,218

Food 0.7%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	5.750	03/15/25	375	364,687
Clearwater Seafoods, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	05/01/25	50	51,750
Darling Ingredients, Inc., Gtd. Notes	5.375	01/15/22	100	103,625
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250	02/05/23	200	202,750
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500	05/01/22	225	226,687
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	135	135,675
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(g)	5.750	06/15/25	250	258,125
Gtd. Notes, 144A(g)	5.875	07/15/24	250	260,625
Gtd. Notes, 144A(g)	7.250	06/01/21	350	359,625
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25	100	104,000
Post Holdings, Inc., Gtd. Notes, 144A	8.000	07/15/25	400	455,000
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000	11/01/19	150	156,938
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750	11/15/22	400	409,000

				3,088,487

Forest Products & Paper 0.0%
Mercer International, Inc. (Canada), Gtd. Notes, 144A	6.500	02/01/24	50	51,625

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625%	05/20/24	75	$76,313
Sr. Unsec’d. Notes	5.875	08/20/26	225	228,375
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500	11/01/23	100	100,000

				404,688

Hand/Machine Tools 0.0%
Apex Tool Group LLC, Gtd. Notes, 144A(g)	7.000	02/01/21	100	92,500

Healthcare-Products 0.2%
Greatbatch Ltd., Gtd. Notes, 144A	9.125	11/01/23	175	183,750
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23	450	383,625
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostic SA, Sr. Unsec’d. Notes, 144A	6.625	05/15/22	86	79,120

				646,495

Healthcare-Services 1.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.625	02/15/23	368	380,784
Gtd. Notes	6.500	03/01/24	50	53,000
Centene Corp., Sr. Unsec’d. Notes	4.750	05/15/22	125	129,687
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22	1,000	827,500
Gtd. Notes(a)	7.125	07/15/20	350	314,125
Gtd. Notes	8.000	11/15/19	75	72,986
Sr. Sec’d. Notes	6.250	03/31/23	125	127,188
Eagle Holding Co. II LLC, Sr. Unsec’d. Notes, PIK, 144A	7.625	05/15/22	25	25,469
HCA, Inc., Gtd. Notes	5.375	02/01/25	1,070	1,114,137
HealthSouth Corp.,
Gtd. Notes	5.125	03/15/23	25	25,094
Gtd. Notes	5.750	11/01/24	150	152,812
Gtd. Notes	5.750	09/15/25	75	75,844
Kindred Healthcare, Inc.,
Gtd. Notes	8.000	01/15/20	300	309,750
Gtd. Notes	8.750	01/15/23	175	179,594
LifePoint Health, Inc., Gtd. Notes	5.875	12/01/23	75	77,438
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	7.125	06/01/24	75	80,625
Select Medical Corp., Gtd. Notes	6.375	06/01/21	425	434,562

See Notes to Financial Statements.

Prudential Income Builder Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	100	$106,250
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.750	06/01/20	150	152,250
Sr. Unsec’d. Notes	6.750	02/01/20	475	479,750
Sr. Unsec’d. Notes(a)	6.750	06/15/23	475	453,625
Sr. Unsec’d. Notes	8.125	04/01/22	525	532,875

				6,105,345

Home Builders 0.8%
Beazer Homes USA, Inc.,
Gtd. Notes	5.750	06/15/19	50	52,375
Gtd. Notes	7.250	02/01/23	100	104,750
Gtd. Notes	8.750	03/15/22	225	250,312
Gtd. Notes, 144A	6.750	03/15/25	100	102,250
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	75	78,188
Gtd. Notes, 144A	6.500	12/15/20	125	129,687
CalAtlantic Group, Inc.,
Gtd. Notes	5.250	06/01/26	75	77,063
Gtd. Notes	5.375	10/01/22	25	26,688
Gtd. Notes	8.375	01/15/21	200	235,000
KB Home,
Gtd. Notes	7.250	06/15/18	150	157,125
Gtd. Notes	7.500	09/15/22	100	113,063
Gtd. Notes	7.625	05/15/23	125	138,437
Lennar Corp.,
Gtd. Notes	4.750	05/30/25	185	188,237
Gtd. Notes	4.875	12/15/23	65	67,275
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	75	78,563
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(g)	6.875	12/15/23	125	129,687
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	50	53,275
Gtd. Notes	7.000	04/01/22	50	56,750
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	7.250	04/01/22	50	52,000
PulteGroup, Inc.,
Gtd. Notes	5.000	01/15/27	125	126,562
Gtd. Notes	5.500	03/01/26	175	184,625
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A	5.875	04/01/23	75	75,750
Gtd. Notes, 144A	6.125	04/01/25	150	151,500

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875%	04/15/23	425	$452,625
WCI Communities, Inc./Lennar Corp., Gtd. Notes	6.875	08/15/21	75	78,563
William Lyon Homes, Inc.,
Gtd. Notes	7.000	08/15/22	200	209,000
Gtd. Notes, 144A	5.875	01/31/25	225	230,625

				3,599,975

Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26	200	198,876

Household Products/Wares 0.0%
ACCO Brands Corp., Gtd. Notes, 144A	5.250	12/15/24	50	51,500

Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000	10/15/23	50	53,438

Internet 0.0%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750	01/15/27	125	132,656

Iron/Steel 0.1%
AK Steel Corp., Sr. Sec’d. Notes	7.500	07/15/23	150	163,312
Cliffs Natural Resources, Inc., Gtd. Notes, 144A	5.750	03/01/25	75	72,375
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(g)	6.375	05/01/22	225	231,775

				467,462

Leisure Time 0.1%
Silversea Cruise Finance Ltd. (Bahamas), Sr. Sec’d. Notes, 144A	7.250	02/01/25	100	106,000
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(g)	6.250	05/15/25	175	168,438
Sr. Unsec’d. Notes, 144A(g)	8.500	10/15/22	125	130,625

				405,063

Lodging 0.5%
Boyd Gaming Corp.,
Gtd. Notes	6.375	04/01/26	50	53,875
Gtd. Notes	6.875	05/15/23	400	430,500

See Notes to Financial Statements.

Prudential Income Builder Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Lodging (cont’d.)
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes	8.000%	10/01/20	75	$78,182
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	8.500	12/01/21	425	453,687
Interval Acquisition Corp., Gtd. Notes	5.625	04/15/23	75	77,250
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250	11/15/22	100	108,375
Sr. Sec’d. Notes, 144A	6.750	11/15/21	200	209,000
MGM Resorts International, Gtd. Notes	6.625	12/15/21	225	252,563
Gtd. Notes	6.750	10/01/20	50	55,625
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(g)	6.375	06/01/21	400	407,680

				2,126,737

Machinery-Construction & Mining 0.0%
Blueline Rental Finance Corp./Blueline Rental LLC, Sec’d. Notes, 144A	9.250	03/15/24	25	26,125

Media 2.0%
Block Communications, Inc., Sr. Unsec’d. Notes, 144A(g)	6.875	02/15/25	100	107,750
Cablevision SA (Argentina), Sr. Unsec’d. Notes, RegS	6.500	06/15/21	150	159,750
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.750	01/15/24	275	289,437
Sr. Unsec’d. Notes, 144A	5.375	05/01/25	50	52,125
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	100	104,938
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	50	53,109
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	425	452,094
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Sec’d. Notes, 144A	7.750	07/15/25	1,000	1,115,000
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	305	311,862
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	425	434,562
Sr. Unsec’d. Notes, 144A	6.375	09/15/20	74	76,267

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	6.500%	11/15/22	87	$88,740
Gtd. Notes	7.625	03/15/20	230	228,275
Gtd. Notes	7.625	03/15/20	240	242,700
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875	02/15/18	350	364,875
DISH DBS Corp.,
Gtd. Notes	6.750	06/01/21	200	217,500
Gtd. Notes	7.750	07/01/26	615	720,319
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	225	232,875
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375	04/01/23	155	163,138
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	180	193,050
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625	08/01/24	175	179,375
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	275	289,437
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375	05/01/26	1,100	1,156,375
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	150	148,875
Gtd. Notes, 144A	5.625	08/01/24	80	83,188
Gtd. Notes, 144A	5.875	03/15/26	50	52,063
TEGNA, Inc., Gtd. Notes	6.375	10/15/23	200	212,500
Tribune Media Co., Gtd. Notes	5.875	07/15/22	175	183,841
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(g)	6.750	09/15/22	200	209,500
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25	75	76,313
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A	6.875	01/15/24	200	212,500
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000	01/15/27	150	153,000

				8,565,333

Metal Fabricate & Hardware 0.1%
Grinding Media, Inc./MC Grinding Media Canada, Inc., Sr. Sec’d. Notes, 144A(g)	7.375	12/15/23	50	53,340
Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	125	128,437
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	200	226,000

				407,777

See Notes to Financial Statements.

Prudential Income Builder Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Metals & Mining 0.1%
VM Holding SA (Brazil), Gtd. Notes, 144A^	5.375%	05/04/27	210	$208,001

Mining 1.1%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750	09/30/24	200	218,800
Constellium NV (Netherlands), Sr. Unsec’d. Notes, 144A	6.625	03/01/25	250	246,250
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125	12/15/20	140	143,850
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A	7.250	05/15/22	200	206,000
Gtd. Notes, 144A	7.250	04/01/23	200	203,625
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.750	03/01/22	315	362,447
Freeport-McMoRan, Inc.,
Gtd. Notes	2.375	03/15/18	100	99,500
Gtd. Notes(a)	3.550	03/01/22	250	235,000
Gtd. Notes	3.875	03/15/23	345	319,988
Gtd. Notes, 144A	6.625	05/01/21	102	104,550
Gtd. Notes, 144A	6.750	02/01/22	100	104,375
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	200	200,500
International Wire Group, Inc., Sec’d. Notes, 144A(g)	10.750	08/01/21	250	245,000
Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A	11.000	05/15/22	75	84,657
Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	150	160,830
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A	7.500	11/01/20	100	106,000
Sr. Sec’d. Notes, 144A	7.875	11/01/22	175	192,281
New Gold, Inc. (Canada),
Gtd. Notes, 144A(a)	6.250	11/15/22	350	357,000
Gtd. Notes, 144A	7.000	04/15/20	125	126,641
Petra Diamonds US Treasury PLC (South Africa), Sec’d. Notes, 144A	7.250	05/01/22	200	209,000
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750	04/16/40	100	113,535
Teck Resources Ltd. (Canada), Gtd. Notes	4.750	01/15/22	720	745,200

				4,785,029

Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc., Gtd. Notes, 144A(g)	5.000	03/15/22	166	170,150
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	350	364,000
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	400	445,000

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	75	$78,750
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A(g)	6.000	07/15/22	175	175,875

				1,233,775

Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	5.500	12/01/24	150	159,750
Gtd. Notes	5.000	09/01/25	50	51,250

				211,000

Oil & Gas 1.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes, 144A	7.875	12/15/24	75	78,750
Antero Resources Corp.,
Gtd. Notes	5.375	11/01/21	100	103,250
Gtd. Notes	5.625	06/01/23	175	180,031
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	241	249,134
California Resources Corp.,
Gtd. Notes	6.000	11/15/24	13	9,230
Sec’d. Notes, 144A	8.000	12/15/22	227	173,655
Concho Resources, Inc., Gtd. Notes	5.500	04/01/23	100	103,688
Covey Park Energy LLC / Covey Park Finance Corp., Gtd. Notes, 144A	7.500	05/15/25	75	76,125
Diamondback Energy, Inc., Gtd. Notes, 144A	5.375	05/31/25	100	103,500
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	7.000	08/15/21	215	223,600
Sr. Unsec’d. Notes, 144A	8.125	09/15/23	125	133,125
Halcon Resources Corp., Gtd. Notes, 144A(a)	6.750	02/15/25	325	312,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(g)	5.750	10/01/25	150	145,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	275	242,000
Gtd. Notes, 144A	7.000	03/31/24	75	66,938
Sec’d. Notes, 144A	6.500	01/15/25	175	172,812
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375	01/01/26	175	183,531
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	7.750	01/15/24	100	91,250
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	150	144,000
Gtd. Notes, 144A	5.000	08/15/22	25	24,719
Gtd. Notes, 144A	5.000	03/15/23	75	74,250
Gtd. Notes, 144A	5.875	07/01/22	260	265,850

See Notes to Financial Statements.

Prudential Income Builder Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Rice Energy, Inc.,
Gtd. Notes	6.250%	05/01/22	75	$78,422
Gtd. Notes	7.250	05/01/23	125	135,000
RSP Permian, Inc., Gtd. Notes, 144A	5.250	01/15/25	175	177,625
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.500	08/01/20	100	103,375
Gtd. Notes	6.375	04/01/23	361	384,465
Tesoro Corp.,
Gtd. Notes, 144A	4.750	12/15/23	100	104,750
Gtd. Notes, 144A	5.125	12/15/26	150	159,750
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500	02/15/23	125	135,000
Western Refining, Inc., Gtd. Notes	6.250	04/01/21	150	154,875
WPX Energy, Inc.,
Sr. Unsec’d. Notes	6.000	01/15/22	115	116,725
Sr. Unsec’d. Notes	7.500	08/01/20	50	53,000
Sr. Unsec’d. Notes	8.250	08/01/23	100	111,500

				4,871,425

Oil & Gas Services 0.0%
SESI LLC, Gtd. Notes	6.375	05/01/19	50	49,688

Pharmaceuticals 0.8%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	07/15/23	400	350,500
Gtd. Notes, 144A	6.000	02/01/25	200	168,900
Endo Finance LLC, Gtd. Notes, 144A	5.750	01/15/22	175	161,875
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375	01/15/23	275	235,812
Horizon Pharma, Inc., Gtd. Notes	6.625	05/01/23	200	197,750
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A	8.750	11/01/24	75	78,094
Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A(g)	7.625	05/15/21	350	371,875
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.375	03/15/20	200	171,500
Gtd. Notes, 144A	5.500	03/01/23	25	18,313
Gtd. Notes, 144A	6.125	04/15/25	375	276,844
Gtd. Notes, 144A	6.750	08/15/18	22	21,945
Gtd. Notes, 144A	7.500	07/15/21	925	765,437
Sr. Sec’d. Notes, 144A	6.500	03/15/22	75	76,781

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	400	$458,000

				3,353,626

Pipelines 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375	09/15/24	50	51,125
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500	10/15/20	75	84,516
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A(g)	6.375	03/30/38	236	244,041
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750	08/01/22	175	180,031
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A(g)	5.625	04/15/20	75	80,175
Sr. Unsec’d. Notes, 144A(g)	6.000	01/15/19	150	157,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	09/15/24	125	125,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	6.750	03/15/24	100	109,000
Gtd. Notes, 144A	5.125	02/01/25	50	51,625
Gtd. Notes, 144A	5.375	02/01/27	50	52,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375	05/01/24	125	136,562

				1,272,450

Real Estate 0.1%
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875	10/15/21	225	236,250
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(g)	8.250	12/01/22	100	108,000
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	4.875	06/01/23	125	126,250

				470,500

Real Estate Investment Trusts (REITs) 0.2%
FelCor Lodging LP, Gtd. Notes	6.000	06/01/25	100	106,750
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	125	124,531
Gtd. Notes	5.625	05/01/24	50	53,938

See Notes to Financial Statements.

Prudential Income Builder Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	6.375%	02/15/22	75	$77,531
Gtd. Notes	5.250	08/01/26	75	76,875
Gtd. Notes	6.375	03/01/24	75	81,187
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/21	200	203,750
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes	5.375	06/01/23	50	50,750
Gtd. Notes	5.500	02/01/21	100	103,750

				879,062

Retail 1.0%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000	04/01/22	75	78,187
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	75	74,250
Caleres, Inc., Gtd. Notes	6.250	08/15/23	125	131,094
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	175	182,740
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000	03/15/19	100	46,250
CST Brands, Inc., Gtd. Notes	5.000	05/01/23	75	77,812
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750	05/01/25	50	51,883
Dollar Tree, Inc., Gtd. Notes	5.750	03/01/23	50	53,050
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750	06/15/23	50	48,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	200	194,250
Sr. Unsec’d. Notes, 144A	8.625	06/15/20	175	169,969
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(g)	9.250	06/15/21	300	305,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250	06/01/26	100	102,500
L Brands, Inc., Gtd. Notes	6.750	07/01/36	250	242,187
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(g)	6.750	10/15/24	325	340,437
Men’s Wearhouse, Inc. (The), Gtd. Notes(a)	7.000	07/01/22	350	304,500
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000	10/15/21	377	220,545
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(a)	7.125	03/15/23	625	571,094
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250	06/30/20	200	203,000
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23	575	569,250
Ruby Tuesday, Inc., Gtd. Notes	7.625	05/15/20	225	217,125

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	75	$77,438
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(g)	8.000	06/15/22	175	153,125

				4,414,186

Semiconductors 0.2%
Micron Technology, Inc.,
Sr. Sec’d. Notes	7.500	09/15/23	100	112,000
Sr. Unsec’d. Notes, 144A	5.250	01/15/24	100	103,100
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625	06/15/22	200	214,750
Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25	325	331,906

				761,756

Software 1.1%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21	1,480	1,504,983
BMC Software, Inc., Sr. Unsec’d. Notes	7.250	06/01/18	68	70,040
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	03/01/25	120	123,150
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23	1,125	1,206,225
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl, Gtd. Notes, 144A	10.000	11/30/24	150	166,144
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A(g)	7.125	05/01/21	590	602,980
Infor US, Inc., Gtd. Notes(g)	6.500	05/15/22	300	312,000
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	275	270,531
Nuance Communications, Inc.,
Gtd. Notes, 144A	5.375	08/15/20	48	49,020
Gtd. Notes, 144A	6.000	07/01/24	160	168,800
Rackspace Hosting, Inc., Gtd. Notes, 144A	8.625	11/15/24	75	79,406
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375	10/15/24	50	52,250

				4,605,529

Telecommunications 1.5%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250	02/15/23	143	157,658
Avaya, Inc., Sec’d. Notes, 144A(g)(d)	10.500	03/01/21	240	32,400
Bharti Airtel International Netherlands BV (India), Gtd. Notes, RegS	5.125	03/11/23	200	210,692

See Notes to Financial Statements.

Prudential Income Builder Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
CenturyLink, Inc.,
Sr. Unsec’d. Notes	6.875%	01/15/28	75	$74,813
Series S, Sr. Unsec’d. Notes	6.450	06/15/21	125	135,000
Columbus Cable Barbados Ltd. (Barbados), Gtd. Notes, RegS(g)	7.375	03/30/21	200	215,250
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	260	277,225
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250	09/30/20	200	183,000
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	200	190,000
Sr. Unsec’d. Notes, RegS	6.000	04/15/21	200	190,000
Frontier Communications Corp.,
Sr. Unsec’d. Notes	6.875	01/15/25	100	83,275
Sr. Unsec’d. Notes	9.250	07/01/21	50	51,011
Sr. Unsec’d. Notes	10.500	09/15/22	175	175,875
Sr. Unsec’d. Notes	11.000	09/15/25	515	496,331
GTT Escrow Corp., Gtd. Notes, 144A	7.875	12/31/24	100	104,250
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23	200	170,750
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750	06/01/21	235	136,006
Level 3 Financing, Inc.,
Gtd. Notes	5.250	03/15/26	270	278,459
Gtd. Notes	5.375	01/15/24	25	25,984
MTN Mauritius Investment Ltd. (South Africa), Gtd. Notes, 144A	6.500	10/13/26	200	205,600
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	175	179,375
Sprint Capital Corp., Gtd. Notes	6.875	11/15/28	305	330,162
Sprint Communications, Inc., Gtd. Notes, 144A(g)	9.000	11/15/18	75	82,031
Sprint Corp.,
Gtd. Notes(g)	7.250	09/15/21	500	546,875
Gtd. Notes(a)(g)	7.625	02/15/25	515	574,869
T-Mobile USA, Inc.,
Gtd. Notes	6.500	01/15/26	150	166,312
Gtd. Notes	6.625	04/01/23	250	267,187
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625	04/03/18	200	202,250
Trilogy International Partners LLC/Trilogy International Finance, Inc., Sr. Sec’d. Notes, 144A	8.875	05/01/22	50	51,750

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	125	$126,250
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A	7.375	04/23/21	400	416,000
Sr. Sec’d. Notes, 144A	6.500	04/30/20	200	206,700

				6,543,340

Textiles 0.1%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250	06/01/21	350	360,938

Transportation 0.1%
Hornbeck Offshore Services, Inc.,
Gtd. Notes	5.000	03/01/21	25	15,375
Gtd. Notes	5.875	04/01/20	125	80,625
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	75	78,750
Gtd. Notes, 144A(a)	6.500	06/15/22	375	397,031

				571,781

TOTAL CORPORATE BONDS (cost $89,395,960)				90,934,345

NON-CORPORATE FOREIGN AGENCIES 3.2%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes, RegS	5.250	08/12/18	200	202,924
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes, RegS	6.500	06/10/19	100	107,250
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, RegS	5.750	01/30/25	200	196,200
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes, RegS	5.477	07/24/23	122	124,179
Brazil Minas SPE Via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes, RegS	5.333	02/15/28	500	493,750
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	200	214,500
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, RegS	5.750	02/14/42	200	199,250
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes, RegS	4.875	11/04/44	400	407,560
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS	5.750	01/26/21	400	401,500
Sr. Unsec’d. Notes, EMTN, RegS	6.750	08/06/23	200	205,540
Sr. Unsec’d. Notes, RegS	7.125	02/11/25	200	205,697
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000	09/23/21	200	202,500

See Notes to Financial Statements.

Prudential Income Builder Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375%		08/05/26	200	$192,454
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS	6.510		03/07/22	100	111,306
Sr. Unsec’d. Notes, EMTN, RegS	8.625		04/28/34	240	317,280
Georgian Railway JSC (Georgia), Sr. Unsec’d. Notes, RegS	7.750		07/11/22	200	219,834
KazAgro National Management Holding JSC (Kazakhstan), Sr. Unsec’d. Notes, EMTN, RegS	4.625		05/24/23	200	197,366
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes, RegS	6.950		07/10/42	200	210,759
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS	7.000		05/05/20	100	109,777
Sr Unsecured, 144A	3.875		04/19/22	200	200,290
Sr. Unsec’d. Notes, EMTN, RegS	6.375		04/09/21	600	658,670
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.875		06/29/37	100	128,250
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250		10/31/26	200	202,000
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes, RegS	8.875		09/18/18	200	212,554
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000		05/01/25	100	102,375
Oschadbank Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes, RegS	9.625	(c)	03/20/25	200	199,790
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN, RegS	4.300		05/20/23	200	205,768
Sr. Unsec’d. Notes, RegS	4.875		05/03/22	200	211,008
Sr. Unsec’d. Notes, EMTN, RegS	6.450		05/30/44	200	225,611
Sr. Unsec’d. Notes, RegS	6.500		05/27/41	200	225,015
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.750		01/27/41	170	160,225
Gtd. Notes	7.375		01/17/27	550	591,415
Gtd. Notes	8.375		05/23/21	250	283,125
Gtd. Notes	8.750		05/23/26	150	174,900
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS	5.375		04/12/27	625	238,438
Gtd. Notes, RegS	6.000		11/15/26	500	190,750
Gtd. Notes, RegS(a)	8.500		11/02/17	213	193,600
Gtd. Notes, RegS	9.000		11/17/21	150	79,005
Gtd. Notes, RegS	9.750		05/17/35	200	95,600
Sr. Sec’d. Notes, 144A	8.500		10/27/20	500	391,750
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.500		01/21/21	260	275,600
Gtd. Notes	5.500		06/27/44	350	307,125

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.500%		06/02/41		690	$691,035
Gtd. Notes, MTN	6.875		08/04/26		80	89,400
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad And Tobago), Sr. Unsec’d. Notes, RegS	6.000		05/08/22		138	135,846
Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450		05/05/24		200	200,000
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, RegS	4.875		05/17/42		400	434,581
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, RegS	3.250		04/28/25		550	539,448
Southern Gas Corridor CJSC (Azerbaijan), Gov’t. Gtd. Notes, 144A	6.875		03/24/26		250	275,912
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, EMTN, RegS	4.750		03/13/23		400	396,147
Trade & Development Bank of Mongolia LLC (Mongolia), Gov’t. Gtd. Notes, EMTN, RegS	9.375		05/19/20		200	215,346
Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes, RegS	9.625		04/27/22		200	203,300
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes, RegS	5.942		11/21/23		200	214,374
Sr. Unsec’d. Notes, RegS	6.025		07/05/22		200	214,460
YPF SA (Argentina),
Sr. Unsec’d. Notes, RegS	8.500		03/23/21		150	169,688
Sr. Unsec’d. Notes, 144A	8.500		03/23/21		50	56,563

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $13,254,218)						13,708,590

FOREIGN GOVERNMENT BONDS 9.4%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes, RegS	9.500		11/12/25		400	418,904
Argentina Bonar Bonds (Argentina), Bonds	8.750		05/07/24		300	351,517
Argentine Bonos del Tesoro (Argentina), Bonds, Bonds	22.750		03/05/18	ARS	426	28,149
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	2.260	(c)	12/31/38	EUR	200	137,905
Sr. Unsec’d. Notes	2.500	(c)	12/31/38		180	119,700
Sr. Unsec’d. Notes	5.625		01/26/22		150	156,225
Sr. Unsec’d. Notes	7.500		04/22/26		480	525,840
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	550	644,566
Sr. Unsec’d. Notes	8.280		12/31/33		631	705,050

See Notes to Financial Statements.

Prudential Income Builder Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes, RegS	6.000%	09/19/44	200	$175,800
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	2.625	01/05/23	200	186,750
Sr. Unsec’d. Notes	5.625	01/07/41	150	149,003
Sr. Unsec’d. Notes	7.125	01/20/37	100	116,000
Sr. Unsec’d. Notes	8.250	01/20/34	348	441,977
City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, MTN, RegS	8.950	02/19/21	200	226,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	6.125	01/18/41	355	408,250
Sr. Unsec’d. Notes	7.375	09/18/37	540	694,440
Sr. Unsec’d. Notes	10.375	01/28/33	200	302,000
Congolese International Bond (Congo), Sr. Unsec’d. Notes, RegS	4.000	06/30/29	150	112,300
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS	4.250	01/26/23	400	388,500
Sr. Unsec’d. Notes, RegS	7.000	04/04/44	200	206,408
Sr. Unsec’d. Notes, RegS	7.158	03/12/45	200	208,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS	5.500	04/04/23	250	271,375
Sr. Unsec’d. Notes, RegS	6.375	03/24/21	300	331,821
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, RegS	5.875	04/18/24	300	319,542
Sr. Unsec’d. Notes, RegS	6.850	01/27/45	200	212,750
Sr. Unsec’d. Notes, RegS	7.450	04/30/44	550	623,562
Sr. Unsec’d. Notes, RegS	7.500	05/06/21	245	271,950
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, RegS	7.950	06/20/24	200	191,000
Sr. Unsec’d. Notes, 144A	9.650	12/13/26	200	203,500
Sr. Unsec’d. Notes, RegS	10.500	03/24/20	400	428,000
Sr. Unsec’d. Notes, RegS	10.750	03/28/22	200	217,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, RegS	5.875	06/11/25	400	394,616
Sr. Unsec’d. Notes, RegS	6.875	04/30/40	100	94,900
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47	455	495,154

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, RegS	6.375%	01/18/27		200	$178,500
Sr. Unsec’d. Notes, RegS	7.375	12/01/19		105	105,525
Sr. Unsec’d. Notes, RegS	7.625	02/01/41		300	269,250
Sr. Unsec’d. Notes, RegS	7.750	01/24/23		300	302,250
Sr. Unsec’d. Notes, RegS	8.250	04/10/32		80	77,200
Sr. Unsec’d. Notes, 144A	8.625	02/28/29		50	50,500
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes, RegS	6.625	12/11/24		200	197,700
Gabon Government International Bond (Gabon),
Bonds, RegS	6.375	12/12/24		200	195,850
Sr. Unsec’d. Notes, RegS	6.950	06/16/25		200	198,016
Ghana Government International Bond (Ghana),
Bank Gtd. Notes, RegS	10.750	10/14/30		200	241,300
Sr. Unsec’d. Notes, RegS	7.875	08/07/23		300	297,150
Sr. Unsec’d. Notes, RegS	9.250	09/15/22		200	211,920
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, RegS	5.750	06/06/22		200	219,962
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes, RegS	8.750	12/16/20		200	227,728
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		278	308,469
Sr. Unsec’d. Notes	5.375	03/25/24		222	249,062
Sr. Unsec’d. Notes	5.750	11/22/23		200	227,500
Sr. Unsec’d. Notes	7.625	03/29/41		372	549,719
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN, RegS	4.125	01/15/25		250	257,524
Sr. Unsec’d. Notes, 144A	4.350	01/08/27		200	208,699
Sr. Unsec’d. Notes, EMTN, RegS	5.250	01/17/42		200	215,533
Sr. Unsec’d. Notes, 144A, MTN	5.950	01/08/46		200	235,623
Sr. Unsec’d. Notes, RegS	7.750	01/17/38		200	275,106
Sr. Unsec’d. Notes, RegS	8.500	10/12/35		100	143,309
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes	8.250	07/15/21	IDR	1,100,000	86,859
Sr. Unsec’d. Notes	8.375	09/15/26	IDR	1,000,000	81,552
Iraq International Bond (Iraq), Unsec’d. Notes, RegS	5.800	01/15/28		750	670,312
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, RegS	6.375	03/03/28		600	603,168

See Notes to Financial Statements.

Prudential Income Builder Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes	7.625%	07/09/25		200	$231,276
Sr. Unsec’d. Notes	7.875	07/28/45		200	231,768
Sr. Unsec’d. Notes	8.000	03/15/39		100	116,196
Sr. Unsec’d. Notes	9.250	10/17/25		200	253,182
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, RegS	5.750	01/31/27		200	197,564
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, EMTN, RegS	6.500	07/21/45		400	475,656
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, RegS	6.875	06/24/24		400	405,080
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, RegS	6.000	01/27/23		90	91,997
Sr. Unsec’d. Notes, EMTN, RegS	6.100	10/04/22		305	312,893
Sr. Unsec’d. Notes, MTN	6.250	05/27/22		110	113,322
Sr. Unsec’d. Notes, GMTN, RegS	6.250	11/04/24		170	170,666
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20		65	67,145
Sr. Unsec’d. Notes, 144A	6.400	05/26/23		325	334,815
Sr. Unsec’d. Notes, GMTN, RegS	6.600	11/27/26		120	121,236
Sr. Unsec’d. Notes, RegS	6.650	04/22/24		130	134,278
Sr. Unsec’d. Notes, GMTN, RegS	6.650	11/03/28		173	173,761
Sr. Unsec’d. Notes, 144A	6.850	05/25/29		80	81,216
Sr. Unsec’d. Notes, EMTN, RegS	8.250	04/12/21		285	315,883
Malaysia Sukuk Global Bhd (Malaysia), Gov’t. Gtd. Notes, 144A	4.080	04/27/46		250	251,350
Mexican Bonos (Mexico), Bonds	6.500	06/09/22	MXN	710	36,771
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		530	614,005
Sr. Unsec’d. Notes, MTN	6.750	09/27/34		203	255,074
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, EMTN, RegS	4.125	01/05/18		200	199,200
Sr. Unsec’d. Notes, MTN, RegS	5.125	12/05/22		200	191,009
Sr. Unsec’d. Notes, 144A, MTN	8.750	03/09/24		200	222,219
Sr. Unsec’d. Notes, MTN, RegS	10.875	04/06/21		200	232,508
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, RegS	4.250	12/11/22		200	208,032
Sr. Unsec’d. Notes, RegS	5.500	12/11/42		200	216,800
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, RegS	6.375	07/12/23		200	206,220
Sr. Unsec’d. Notes, RegS	6.750	01/28/21		200	212,189
Sr. Unsec’d. Notes, RegS	7.875	02/16/32		200	217,200

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, RegS	4.750%		06/15/26		200	$201,084
Sr. Unsec’d. Notes, 144A	6.500		03/08/47		205	220,825
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, RegS	7.250		04/15/19		300	317,400
Sr. Unsec’d. Notes, RegS	8.250		04/15/24		200	222,578
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	4.300		04/29/53		250	246,250
Sr. Unsec’d. Notes	6.700		01/26/36		100	129,250
Sr. Unsec’d. Notes	7.125		01/29/26		335	425,450
Sr. Unsec’d. Notes	9.375		04/01/29		100	148,500
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes, RegS	6.100		08/11/44		200	215,500
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Sr. Unsec’d. Notes, 144A	4.325		05/28/25		200	206,500
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	5.625		11/18/50		195	236,438
Sr. Unsec’d. Notes	6.550		03/14/37		655	858,050
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	3.950		01/20/40		100	103,007
Sr. Unsec’d. Notes	7.750		01/14/31		460	657,240
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, RegS	3.000	(c)	05/01/20	EUR	90	96,321
Sr. Unsec’d. Notes, RegS	9.125		03/16/24		150	170,325
Sr. Unsec’d. Notes, RegS	9.950		06/09/21		150	173,280
Republic of Armenia International Bond (Armenia), Sr. Unsec’d. Notes, RegS	6.000		09/30/20		200	210,240
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes, RegS	9.500		11/19/25		200	227,532
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN, RegS	6.125		01/22/44		460	570,736
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, RegS	4.750		05/27/26		400	422,124
Sr. Unsec’d. Notes, RegS	5.625		04/04/42		200	222,740
Sr. Unsec’d. Notes, RegS	12.750		06/24/28		290	514,191
Senegal Goverment International Bond (Senegal), Sr. Unsec’d. Notes, RegS	8.750		05/13/21		200	228,790
Serbia International Bond (Serbia), Sr. Unsec’d. Notes, RegS	4.875		02/25/20		600	625,500

See Notes to Financial Statements.

Prudential Income Builder Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	4.665%		01/17/24	150	$151,597
Sr. Unsec’d. Notes	4.875		04/14/26	400	403,243
Sr. Unsec’d. Notes	5.875		09/16/25	200	216,000
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, RegS	6.250		10/04/20	430	455,602
Sr. Unsec’d. Notes, RegS	6.250		07/27/21	230	243,809
Sr. Unsec’d. Notes, RegS	6.850		11/03/25	400	421,035
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes, 144A	5.500		10/13/21	200	206,473
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	3.250		03/23/23	200	187,600
Sr. Unsec’d. Notes	4.875		04/16/43	200	180,750
Sr. Unsec’d. Notes	5.625		03/30/21	100	105,974
Sr. Unsec’d. Notes	5.750		03/22/24	200	212,123
Sr. Unsec’d. Notes	6.000		01/14/41	400	414,640
Sr. Unsec’d. Notes	6.250		09/26/22	300	325,984
Sr. Unsec’d. Notes	6.875		03/17/36	459	520,162
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A	4.925	(s)	05/31/40	35	12,221
Sr. Unsec’d. Notes, RegS	4.994	(s)	05/31/40	50	17,458
Sr. Unsec’d. Notes, 144A	7.750		09/01/19	300	306,012
Sr. Unsec’d. Notes, RegS	7.750		09/01/19	100	102,004
Sr. Unsec’d. Notes, 144A	7.750		09/01/20	356	358,684
Sr. Unsec’d. Notes, RegS	7.750		09/01/20	100	100,754
Sr. Unsec’d. Notes, 144A	7.750		09/01/21	104	103,680
Sr. Unsec’d. Notes, 144A	7.750		09/01/22	104	101,430
Sr. Unsec’d. Notes, RegS	7.750		09/01/22	200	195,058
Sr. Unsec’d. Notes, RegS	7.750		09/01/23	200	193,140
Sr. Unsec’d. Notes, RegS	7.750		09/01/27	300	281,250
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	5.100		06/18/50	255	253,725
Sr. Unsec’d. Notes	7.625		03/21/36	300	394,875
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes, RegS	7.000		03/31/38	620	280,054
Sr. Unsec’d. Notes, RegS	7.750		10/13/19	370	222,629
Sr. Unsec’d. Notes, RegS	9.000		05/07/23	100	49,770
Sr. Unsec’d. Notes, RegS	11.950		08/05/31	300	173,250

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes, RegS	4.800%	11/19/24		200	$205,316
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, RegS	8.500	04/14/24		200	210,040
Sr. Unsec’d. Notes, RegS	8.970	07/30/27		400	427,080

TOTAL FOREIGN GOVERNMENT BONDS (cost $38,830,910)					40,217,524

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Notes (cost $302,676)(k)(h)	2.250	11/15/24		300	302,016

TOTAL LONG-TERM INVESTMENTS (cost $383,849,454)					406,708,061

			Shares
SHORT-TERM INVESTMENTS 6.8%

AFFILIATED MUTUAL FUNDS 6.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				16,346,723	16,346,723
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $12,787,960; includes $12,780,906 of cash collateral for securities on loan)(b)(w)				12,786,860	12,789,417

TOTAL AFFILIATED MUTUAL FUNDS (cost $29,134,683)					29,136,140

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* 0.0%

Call Options
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40		Citigroup Global Markets	EUR	400	49,479

See Notes to Financial Statements.

Prudential Income Builder Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)

Call Options (cont’d.)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 15.00	Goldman Sachs & Co.	EUR	200	$17,791
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets		600	38,652

TOTAL OPTIONS PURCHASED (cost $101,802)				105,922

TOTAL SHORT-TERM INVESTMENTS (cost $29,236,485)				29,242,062

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.1% (cost $413,085,939)				435,950,123

OPTIONS WRITTEN* 0.0%

Call Options
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	400	(23,445)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 17.00	Goldman Sachs & Co.	EUR	200	(7,476)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		600	(16,892)

				(47,813)

Put Options
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	400	(3,089)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 14.00	Goldman Sachs & Co.	EUR	200	(3,411)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		600	(6,694)

				(13,194)

TOTAL OPTIONS WRITTEN (premiums received $62,481)				(61,007)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.1% (cost $413,023,458)				435,889,116
Liabilities in excess of other assets(x) (2.1)%				(9,153,559)

NET ASSETS 100.0%				$426,735,557

See Notes to Financial Statements.

44

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR—American Depositary Receipt

CDX—Credit Derivative Index

CVA—Certificate Van Aandelen (Bearer)

CVT—Convertible Security

EMTN—Euro Medium Term Note

ETF—Exchange Traded Fund

GMTN—Global Medium Term Note

MLP—Master Limited Partnership

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depository Receipts

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

See Notes to Financial Statements.

Prudential Income Builder Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $924,204 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,398,250; cash collateral of $12,780,906 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $635,326. The aggregate value of $467,016 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $13,050,131 is approximately 3.1% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
9	2 Year U.S. Treasury Notes	Jun. 2017	$1,945,500	$1,949,485	$3,985
34	10 Year U.S. Treasury Notes	Jun. 2017	4,251,815	4,274,440	22,625
6	20 Year U.S. Treasury Bonds	Jun. 2017	900,391	917,814	17,423
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	478,212	488,814	10,602

					$54,635

Cash of $100,000 and U.S. Treasury Obligation with a market value of $120,806 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2017.

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
expiring 07/06/17	Citigroup Global Markets	ARS	2,020	$126,461	$126,803	$342
Brazilian Real,
expiring 05/03/17	Goldman Sachs & Co.	BRL	2,268	723,082	713,647	(9,435)
expiring 05/03/17	Goldman Sachs & Co.	BRL	2,268	718,751	713,646	(5,105)
expiring 06/02/17	Citigroup Global Markets	BRL	2,268	708,303	708,069	(234)
expiring 06/02/17	Goldman Sachs & Co.	BRL	2,268	707,641	708,070	429
Colombian Peso,
expiring 07/12/17	Citigroup Global Markets	COP	280,819	98,000	94,385	(3,615)
expiring 07/12/17	UBS AG	COP	276,878	95,525	93,061	(2,464)
expiring 07/12/17	UBS AG	COP	276,878	96,022	93,061	(2,961)
Czech Koruna,
expiring 07/12/17	Goldman Sachs & Co.	CZK	4,829	194,311	196,937	2,626
expiring 07/12/17	UBS AG	CZK	4,829	194,475	196,937	2,462
Euro,
expiring 07/27/17	Goldman Sachs & Co.	EUR	241	263,537	263,892	355
Hungarian Forint,
expiring 07/21/17	Bank of America	HUF	126,835	434,658	442,442	7,784
Indian Rupee,
expiring 06/08/17	Citigroup Global Markets	INR	21,444	318,568	331,328	12,760
expiring 06/08/17	Citigroup Global Markets	INR	8,428	128,000	130,220	2,220
expiring 06/08/17	Citigroup Global Markets	INR	8,217	125,014	126,950	1,936
expiring 06/08/17	Citigroup Global Markets	INR	4,572	68,000	70,640	2,640
expiring 06/08/17	UBS AG	INR	39,237	582,738	606,240	23,502
expiring 06/08/17	UBS AG	INR	39,237	582,738	606,240	23,502
expiring 06/08/17	UBS AG	INR	6,735	103,958	104,066	108
expiring 06/08/17	UBS AG	INR	6,575	100,000	101,579	1,579
expiring 06/08/17	UBS AG	INR	3,634	55,000	56,145	1,145
Indonesian Rupiah,
expiring 06/16/17	Citigroup Global Markets	IDR	998,901	74,185	74,509	324
expiring 07/17/17	Citigroup Global Markets	IDR	4,897,491	358,791	363,972	5,181
Israeli Shekel,
expiring 07/21/17	Citigroup Global Markets	ILS	372	101,631	102,913	1,282
Mexican Peso,
expiring 06/08/17	Citigroup Global Markets	MXN	1,155	60,000	60,889	889
expiring 06/08/17	Citigroup Global Markets	MXN	1,105	57,000	58,302	1,302
expiring 06/08/17	Citigroup Global Markets	MXN	914	46,000	48,202	2,202
expiring 06/08/17	Goldman Sachs & Co.	MXN	16,235	822,094	856,193	34,099
expiring 06/08/17	UBS AG	MXN	1,327	65,642	69,977	4,335
expiring 06/08/17	UBS AG	MXN	1,300	65,460	68,561	3,101
expiring 06/08/17	UBS AG	MXN	815	41,000	42,975	1,975
expiring 06/08/17	UBS AG	MXN	775	39,000	40,854	1,854
expiring 06/08/17	UBS AG	MXN	672	34,000	35,451	1,451
expiring 06/08/17	UBS AG	MXN	290	15,000	15,313	313
expiring 03/27/18	Citigroup Global Markets	MXN	4,973	250,000	250,791	791

See Notes to Financial Statements.

Prudential Income Builder Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
expiring 06/08/17	Bank of America	TWD	2,033	$65,712	$67,487	$1,775
expiring 06/08/17	Citigroup Global Markets	TWD	6,583	216,000	218,543	2,543
expiring 06/08/17	Citigroup Global Markets	TWD	5,975	197,000	198,371	1,371
expiring 06/08/17	Citigroup Global Markets	TWD	3,521	114,000	116,890	2,890
expiring 06/08/17	UBS AG	TWD	3,896	129,682	129,357	(325)
expiring 06/08/17	UBS AG	TWD	3,817	126,000	126,709	709
expiring 06/08/17	UBS AG	TWD	740	24,000	24,553	553
Peruvian Nuevo Sol,
expiring 07/26/17	UBS AG	PEN	423	129,347	129,113	(234)
expiring 07/27/17	Citigroup Global Markets	PEN	371	113,288	113,279	(9)
Philippine Peso,
expiring 07/12/17	Citigroup Global Markets	PHP	1,743	35,000	34,756	(244)
expiring 07/12/17	UBS AG	PHP	14,573	292,950	290,538	(2,412)
Russian Ruble,
expiring 07/07/17	Bank of America	RUB	19,607	340,442	338,971	(1,471)
expiring 07/07/17	Citigroup Global Markets	RUB	11,844	206,937	204,766	(2,171)
expiring 07/07/17	Citigroup Global Markets	RUB	5,893	103,958	101,884	(2,074)
expiring 07/07/17	Citigroup Global Markets	RUB	2,991	52,000	51,709	(291)
expiring 07/07/17	Goldman Sachs & Co.	RUB	19,607	340,170	338,971	(1,199)
Singapore Dollar,
expiring 06/16/17	Citigroup Global Markets	SGD	261	187,400	187,192	(208)
expiring 06/16/17	Citigroup Global Markets	SGD	123	88,000	88,050	50
expiring 06/16/17	UBS AG	SGD	360	256,670	257,824	1,154
expiring 06/16/17	UBS AG	SGD	39	28,000	28,087	87
expiring 06/16/17	UBS AG	SGD	25	18,000	18,007	7
South African Rand,
expiring 07/07/17	Citigroup Global Markets	ZAR	4,691	336,274	346,754	10,480
expiring 07/07/17	UBS AG	ZAR	1,090	81,000	80,596	(404)
Thai Baht,
expiring 05/17/17	Citigroup Global Markets	THB	6,939	202,000	200,578	(1,422)
expiring 05/17/17	Citigroup Global Markets	THB	2,645	75,000	76,449	1,449
expiring 05/17/17	Citigroup Global Markets	THB	767	22,000	22,183	183
expiring 05/17/17	UBS AG	THB	3,260	94,000	94,221	221
Turkish Lira,
expiring 05/08/17	Goldman Sachs & Co.	TRY	1,097	290,480	308,061	17,581
expiring 05/08/17	UBS AG	TRY	363	99,048	101,954	2,906
expiring 05/08/17	UBS AG	TRY	242	65,204	67,948	2,744
expiring 05/08/17	UBS AG	TRY	202	55,000	56,571	1,571
expiring 05/08/17	UBS AG	TRY	98	26,000	27,482	1,482

				$12,865,147	$13,021,114	$155,967

See Notes to Financial Statements.

48

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
expiring 07/12/17	UBS AG	AUD	1	$387	$387	$—
Brazilian Real,
expiring 05/03/17	Barclays Capital Group	BRL	2,268	713,293	713,647	(354)
expiring 05/03/17	Citigroup Global Markets	BRL	2,268	713,966	713,646	320
Canadian Dollar,
expiring 07/12/17	UBS AG	CAD	1	749	732	17
Chilean Peso,
expiring 07/12/17	Citigroup Global Markets	CLP	166,378	252,088	248,397	3,691
expiring 07/12/17	UBS AG	CLP	168,768	256,975	251,965	5,010
Chinese Renminbi,
expiring 07/26/17	Citigroup Global Markets	CNH	3,034	437,948	436,558	1,390
expiring 07/26/17	UBS AG	CNH	901	129,682	129,586	96
expiring 07/26/17	UBS AG	CNH	896	129,347	128,916	431
expiring 07/26/17	UBS AG	CNH	866	124,969	124,600	369
Colombian Peso,
expiring 07/12/17	Goldman Sachs & Co.	COP	557,345	191,600	187,327	4,273
Euro,
expiring 07/27/17	Citigroup Global Markets	EUR	1,919	2,107,547	2,100,031	7,516
expiring 07/27/17	Citigroup Global Markets	EUR	238	259,464	260,210	(746)
expiring 07/27/17	Goldman Sachs & Co.	EUR	261	280,473	285,494	(5,021)
Hungarian Forint,
expiring 07/21/17	UBS AG	HUF	28,025	96,000	97,759	(1,759)
Indian Rupee,
expiring 06/08/17	Bank of America	INR	4,635	68,787	71,611	(2,824)
expiring 06/08/17	Citigroup Global Markets	INR	2,242	34,000	34,634	(634)
expiring 06/08/17	UBS AG	INR	24,973	383,280	385,840	(2,560)
Indonesian Rupiah,
expiring 06/16/17	UBS AG	IDR	1,541,000	115,000	114,944	56
Israeli Shekel,
expiring 07/21/17	Citigroup Global Markets	ILS	65	17,800	18,066	(266)
Japanese Yen,
expiring 07/27/17	Citigroup Global Markets	JPY	19,110	172,944	172,085	859
expiring 07/27/17	UBS AG	JPY	14,429	129,814	129,929	(115)
expiring 07/27/17	UBS AG	JPY	10,050	90,814	90,494	320
expiring 07/27/17	UBS AG	JPY	10,033	90,814	90,346	468
Mexican Peso,
expiring 06/08/17	Citigroup Global Markets	MXN	3,926	206,937	207,072	(135)
expiring 06/08/17	JPMorgan Chase	MXN	834	42,095	43,968	(1,873)

See Notes to Financial Statements.

Prudential Income Builder Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
expiring 06/08/17	Citigroup Global Markets	TWD	35,419	$1,152,222	$1,175,922	$(23,700)
expiring 06/08/17	Citigroup Global Markets	TWD	6,773	223,000	224,848	(1,848)
expiring 06/08/17	Citigroup Global Markets	TWD	3,740	124,000	124,163	(163)
expiring 06/08/17	Citigroup Global Markets	TWD	2,639	87,000	87,620	(620)
expiring 06/08/17	Citigroup Global Markets	TWD	1,613	53,000	53,545	(545)
expiring 06/08/17	UBS AG	TWD	8,652	280,872	287,255	(6,383)
expiring 06/08/17	UBS AG	TWD	2,837	94,000	94,184	(184)
expiring 06/08/17	UBS AG	TWD	1,915	63,000	63,585	(585)
Philippine Peso,
expiring 07/12/17	Bank of America	PHP	29,292	579,806	583,967	(4,161)
Polish Zloty,
expiring 07/21/17	UBS AG	PLN	130	32,965	33,572	(607)
Russian Ruble,
expiring 07/07/17	Goldman Sachs & Co.	RUB	10,578	181,225	182,873	(1,648)
expiring 07/07/17	UBS AG	RUB	10,598	181,225	183,212	(1,987)
Singapore Dollar,
expiring 06/16/17	Citigroup Global Markets	SGD	348	246,467	249,494	(3,027)
expiring 06/16/17	UBS AG	SGD	363	259,464	259,783	(319)
expiring 06/16/17	UBS AG	SGD	359	255,834	257,356	(1,522)
expiring 06/16/17	UBS AG	SGD	181	129,734	129,529	205
expiring 06/16/17	UBS AG	SGD	181	129,734	129,402	332
expiring 06/16/17	UBS AG	SGD	102	72,000	72,838	(838)
South African Rand,
expiring 07/07/17	Citigroup Global Markets	ZAR	3,004	228,206	222,044	6,162
expiring 07/07/17	Citigroup Global Markets	ZAR	2,537	192,994	187,572	5,422
South Korean Won,
expiring 06/21/17	Barclays Capital Group	KRW	153,296	134,000	134,799	(799)
expiring 06/21/17	Citigroup Global Markets	KRW	377,090	329,144	331,590	(2,446)
expiring 06/21/17	UBS AG	KRW	334,578	292,950	294,207	(1,257)
Thai Baht,
expiring 05/17/17	Citigroup Global Markets	THB	392	11,181	11,325	(144)
Turkish Lira,
expiring 05/08/17	Goldman Sachs & Co.	TRY	630	166,766	176,705	(9,939)
expiring 05/08/17	UBS AG	TRY	245	65,204	68,909	(3,705)
expiring 05/08/17	UBS AG	TRY	89	24,000	24,897	(897)

				$12,636,766	$12,683,440	(46,674)

						$109,293

See Notes to Financial Statements.

50

Cross currency exchange contracts outstanding at April 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/12/2017	Buy	CZK	3,184	EUR	120	$(1,642)	Citigroup Global Markets
07/12/2017	Buy	EUR	317	CZK	8,558	(2,098)	Citigroup Global Markets
07/12/2017	Buy	EUR	94	CZK	2,527	(788)	Citigroup Global Markets
07/12/2017	Buy	EUR	66	CZK	1,794	(521)	Citigroup Global Markets
04/06/2018	Buy	BRL	603	EUR	166	(6,501)	Citigroup Global Markets
04/06/2018	Buy	ZAR	1,369	EUR	86	1,309	Goldman Sachs & Co.

						$(10,241)

Credit default swap agreements outstanding at April 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.22.V2	12/20/19	1.000%	3,552	$(119,794)	$(400,865)	$281,071	Deutsche Bank AG
CDX.EM.22.V2	12/20/19	1.000%	1,248	(42,090)	(155,790)	113,700	Barclays Capital Group

				$(161,884)	$(556,655)	$394,771

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Prudential Income Builder Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$60,768,697	$—	$—
Common Stocks	158,544,315	8,752,028	—
Exchange Traded Funds	46,580,433	—	—
Preferred Stocks	15,320,050	—	—
Convertible Bond	—	—	716,203
Corporate Bonds	—	90,726,344	208,001
Non-Corporate Foreign Agencies	—	13,708,590	—
Foreign Government Bonds	—	40,217,524	—
U.S. Treasury Obligation	—	302,016	—
Options Purchased	—	105,922	—
Options Written	—	(61,007)	—

See Notes to Financial Statements.

52

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$54,635	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	109,293	—
OTC Cross Currency Exchange Contracts	—	(10,241)	—
OTC Credit Default Swap Agreements	—	(161,884)	—

Total	$281,268,130	$153,688,585	$924,204

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Oil, Gas & Consumable Fuels	17.9%
Affiliated Mutual Funds (including 3.0% of collateral for securities on loan)	14.2
Exchange Traded Funds	10.9
Foreign Government Bonds	9.4
Equity Real Estate Investment Trusts (REITs)	8.2
Non-Corporate Foreign Agencies	3.2
Pharmaceuticals	2.6
Media	2.5
Banks	2.1
Software	1.8
Chemicals	1.7
Telecommunications	1.5
Healthcare-Services	1.4
Oil & Gas	1.1
Mining	1.1
Electric	1.1
Food Products	1.1
Retail	1.0
Commercial Services	0.9
Aerospace & Defense	0.9
Entertainment	0.9
Home Builders	0.8
Road & Rail	0.8
Energy Equipment & Services	0.8
Hotels, Restaurants & Leisure	0.7
Food	0.7
Communications Equipment	0.7
IT Services	0.7
Mortgage Real Estate Investment Trusts (REITs)	0.6
Technology Hardware, Storage & Peripherals	0.6%
Capital Markets	0.5
Lodging	0.5
Auto Parts & Equipment	0.5
Pipelines	0.5
Containers & Packaging	0.5
Building Materials	0.4
Internet Software & Services	0.4
Specialty Retail	0.4
Electric Utilities	0.4
Diversified Financial Services	0.3
Life Sciences Tools & Services	0.3
Tobacco	0.3
Miscellaneous Manufacturing	0.3
Diversified Telecommunication Services	0.3
Computers	0.3
Independent Power & Renewable Electricity Producers	0.3
Textiles, Apparel & Luxury Goods	0.2
Industrial Conglomerates	0.2
Coal	0.2
Real Estate Investment Trusts (REITs)	0.2
Transportation Infrastructure	0.2
Semiconductors & Semiconductor Equipment	0.2
Distribution/Wholesale	0.2
Semiconductors	0.2
Healthcare-Products	0.2
Beverages	0.2
Engineering & Construction	0.2
Electronic Equipment, Instruments & Components	0.1

See Notes to Financial Statements.

Prudential Income Builder Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Industry Classification (cont’d.)
Diversified Machinery	0.1%
Transportation	0.1
Real Estate	0.1
Iron/Steel	0.1
Machinery	0.1
Health Care Providers & Services	0.1
Metal Fabricate & Hardware	0.1
Leisure Time	0.1
Gas	0.1
Textiles	0.1
Air Freight & Logistics	0.1
U.S. Treasury Obligation	0.1
Environmental Control	0.1
Advertising	0.1
Metals & Mining	0.1
Auto Manufacturers	0.1
Home Furnishings	0.1

Office/Business Equipment	0.0	*%
Internet	0.0	*
Agriculture	0.0	*
Hand/Machine Tools	0.0	*
Electrical Components & Equipment	0.0	*
Biotechnology	0.0	*
Housewares	0.0	*
Forest Products & Paper	0.0	*
Household Products/Wares	0.0	*
Oil & Gas Services	0.0	*
Machinery-Construction & Mining	0.0	*
Options Purchased	0.0	*

	102.1
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.1)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	—	$ —	Premiums received for OTC swap agreements	$556,655
Credit contracts	Unrealized appreciation on OTC swap agreements	394,771	—	—
Foreign exchange contracts	Unaffiliated investments	105,922	Options written outstanding, at value	61,007
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,309	Unrealized depreciation on OTC cross currency exchange contracts	11,550

See Notes to Financial Statements.

54

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities (continued):

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$229,182		Unrealized depreciation on OTC forward foreign currency exchange contracts	$119,889
Interest rate contracts	Due from/to broker—variation margin futures	54,635	*	—	—

Total		$785,819			$749,101

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Contracts(1)	Swaps	Total
Credit contracts	$—	$—	$205,375	$205,375
Foreign exchange contracts	—	213,787	—	213,787
Interest rate contracts	(106,578)	—	—	(106,578)

Total	$(106,578)	$213,787	$205,375	$312,584

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Contracts(3)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(89,500)	$(89,500)
Foreign exchange contracts	4,120	1,474	—	185,158	—	190,752
Interest rate contracts	—	—	85,033	—	—	85,033

Total	$4,120	$1,474	$85,033	$185,158	$(89,500)	$186,285

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

Prudential Income Builder Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

For the six months ended April 30, 2017, the average volume of derivative activities are as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$33,934	$835,720	$7,017,151	$1,533,171

Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements— Sell Protection(4)
$11,328,714	$12,297,887	$947,128	$5,760,000

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into other financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and other financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$12,398,250	$(12,398,250)	$—

See Notes to Financial Statements.

56

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Bank of America	$9,559	$(8,456)	$—	$1,103
Barclays Capital Group	113,700	(113,700)	—	—
Citigroup Global Markets	164,326	(106,212)	—	58,114
Deutsche Bank AG	281,071	(281,071)	—	—
Goldman Sachs & Co.	78,463	(43,234)	(10,970)	24,259
JPMorgan Chase	—	—	—	—
UBS AG	84,065	(31,518)	—	52,547

	$731,184

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Bank of America	$(8,456)	$8,456	$—	$—
Barclays Capital Group	(156,943)	113,700	43,243	—
Citigroup Global Markets	(106,212)	106,212	—	—
Deutsche Bank AG	(400,865)	281,071	119,794	—
Goldman Sachs & Co.	(43,234)	43,234	—	—
JPMorgan Chase	(1,873)	—	—	(1,873)
UBS AG	(31,518)	31,518	—	—

	$(749,101)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amount represents market value.
(4)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Income Builder Fund	57

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $12,398,250:
Unaffiliated investments (cost $352,626,683)	$375,181,426
Affiliated investments (cost $60,459,256)	60,768,697
Foreign currency, at value (cost $24,379)	25,346
Cash segregated for counterparty—OTC	180,000
Deposit with broker for futures	100,000
Dividends and interest receivable	3,122,020
Receivable for Fund shares sold	2,567,985
Receivable for investments sold	1,908,997
Unrealized appreciation on OTC swap agreements	394,771
Unrealized appreciation on OTC forward foreign currency exchange contracts	229,182
Tax reclaim receivable	10,608
Due from broker—variation margin futures	5,422
Unrealized appreciation on OTC cross currency exchange contracts	1,309
Prepaid expenses	1,035

Total assets	444,496,798

Liabilities
Payable to broker for collateral for securities on loan	12,780,906
Payable for Fund shares reacquired	2,530,572
Payable for investments purchased	1,136,904
Premium received for OTC swap agreements	556,655
Accrued expenses	165,465
Distribution fee payable	138,629
Management fee payable	120,336
Dividends payable	120,337
Unrealized depreciation on OTC forward foreign currency exchange contracts	119,889
Options written outstanding, at value (premiums received $62,481)	61,007
Affiliated transfer agent fee payable	18,492
Unrealized depreciation on OTC cross currency exchange contracts	11,550
Deferred trustees’ fees	499

Total liabilities	17,761,241

Net Assets	$426,735,557

Net assets were comprised of:
Shares of beneficial interest, at par	$44,419
Paid-in capital in excess of par	430,700,815

430,745,234
Distributions in excess of net investment income	(1,302,062)
Accumulated net realized loss on investment transactions and foreign currencies	(26,119,540)
Net unrealized appreciation on investments and foreign currency transactions	23,411,925

Net assets, April 30, 2017	$426,735,557

See Notes to Financial Statements.

58

Class A
Net asset value and redemption price per share, ($165,623,876 ÷ 17,176,413 shares of beneficial interest issued and outstanding)	$9.64
Maximum sales charge (4.50% of offering price)	.45

Maximum offering price to public	$10.09

Class B
Net asset value, offering price and redemption price per share, ($2,551,357 ÷ 269,501 shares of beneficial interest issued and outstanding)	$9.47

Class C
Net asset value, offering price and redemption price per share, ($125,691,879 ÷ 13,282,959 shares of beneficial interest issued and outstanding)	$9.46

Class Q
Net asset value, offering price and redemption price per share, ($1,189,414 ÷ 122,585 shares of beneficial interest issued and outstanding)	$9.70

Class R
Net asset value, offering price and redemption price per share, ($521,229 ÷ 54,136 shares of beneficial interest issued and outstanding)	$9.63

Class Z
Net asset value, offering price and redemption price per share, ($131,157,802 ÷ 13,512,953 shares of beneficial interest issued and outstanding)	$9.71

See Notes to Financial Statements.

Prudential Income Builder Fund	59

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Interest income	$4,470,926
Unaffiliated dividend income (net of foreign withholding taxes of $62,339)	3,291,111
Affiliated dividend income	977,151
Income from securities lending, net (including affiliated income of $7,824)	56,144

Total income	8,795,332

Expenses
Management fee	1,347,171
Distribution fee—Class A	247,801
Distribution fee—Class B	13,124
Distribution fee—Class C	577,463
Distribution fee—Class R	1,957
Transfer agent’s fees and expenses (including affiliated expense of $39,700)	176,000
Custodian and accounting fees	122,000
Shareholders’ reports	60,000
Registration fees	55,000
Audit fee	25,000
Legal fees and expenses	10,000
Trustees’ fees	7,000
Miscellaneous	13,639

Total expenses	2,656,155
Less: Management fee waiver and/or expense reimbursement	(679,747)
Distribution fee waiver—Class A	(41,300)
Distribution fee waiver—Class R	(652)

Net expenses	1,934,456

Net investment income (loss)	6,860,876

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(221,315))	(3,293,387)
Net capital gain distributions received (including affiliated of $151,076)	1,057,408
Futures transactions	(106,578)
Swap agreements transactions	205,375
Foreign currency transactions	178,553

(1,958,629)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(237,612))	14,399,660
Futures	85,033
Options written	1,474
Swap agreements	(89,500)
Foreign currencies	188,049

14,584,716

Net gain (loss) on investment and foreign currency transactions	12,626,087

Net Increase (Decrease) In Net Assets Resulting From Operations	$19,486,963

See Notes to Financial Statements.

60

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,860,876	$11,596,610
Net realized gain (loss) on investment and foreign currency transactions	(1,958,629)	(16,347,292)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,584,716	15,956,531

Net increase (decrease) in net assets resulting from operations	19,486,963	11,205,849

Dividends and Distributions
Dividends from net investment income:
Class A	(3,464,320)	(6,266,134)
Class B	(46,489)	(105,634)
Class C	(2,044,885)	(3,350,236)
Class Q	(5,778)	—
Class R	(10,178)	(16,891)
Class Z	(2,257,745)	(2,949,966)

	(7,829,395)	(12,688,861)

Tax return of capital distributions:
Class A	—	(873,996)
Class B	—	(14,734)
Class C	—	(467,288)
Class R	—	(2,356)
Class Z	—	(411,458)

	—	(1,769,832)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	105,334,936	169,263,582
Net asset value of shares issued in reinvestment of dividends and distributions	6,899,284	12,625,332
Cost of shares reacquired	(57,970,688)	(112,431,080)

Net increase (decrease) in net assets from Fund share transactions	54,263,532	69,457,834

Total increase (decrease)	65,921,100	66,204,990

Net Assets:
Beginning of period	360,814,457	294,609,467

End of period	$426,735,557	$360,814,457

See Notes to Financial Statements.

Prudential Income Builder Fund	61

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 16 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end, diversified management investment company. The Trust presently consists of two funds: Prudential QMA Defensive Equity Fund and Prudential Income Builder Fund (the “Fund”). These financial statements relate only to Prudential Income Builder Fund. The financial statements of the other fund are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The investment objective of the Fund is to seek income and long-term capital growth.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

62

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to,

Prudential Income Builder Fund	63

Notes to Financial Statements (unaudited) (continued)

underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

64

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is

Prudential Income Builder Fund	65

Notes to Financial Statements (unaudited) (continued)

included in the Statement of Assets and Liabilities as unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial

66

instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may

Prudential Income Builder Fund	67

Notes to Financial Statements (unaudited) (continued)

exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund may be subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default

68

swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur

Prudential Income Builder Fund	69

Notes to Financial Statements (unaudited) (continued)

upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the Fund may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2017, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund may hold rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Fund holds such rights as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in Kind Securities: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the

70

existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Concentration of Risk for REITs: Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers

Prudential Income Builder Fund	71

Notes to Financial Statements (unaudited) (continued)

and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Master Limited Partnerships (MLPs): The Fund invests in MLPs. Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to its respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses), are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

72

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PGIM Investments has entered into subadvisory agreements with each of Quantitative Management Associates LLC (“QMA”), Jennison Associates LLC, PGIM Fixed Income and PGIM Real Estate, formerly known as Prudential Real Estate Investors (“PREI”), each a Subadviser and together, the Subadvisers. PGIM Fixed Income and PGIM Real Estate are business units of PGIM, Inc. The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PGIM Investments pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets up to $1 billion and .65% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was .70% for the six months ended April 30, 2017. The effective management fee rate, net of waivers and/or expense reimbursement, was .35%.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses, including acquired fund taxes), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, including acquired fund dividend and interest expense on short sales) of each class of shares of the Fund to .70% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Prudential Income Builder Fund	73

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through February 28, 2018 to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $509,463 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs. PIMS has advised the Fund that for six months ended April 30, 2017, it has received $1,092, $952 and $10,241 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C, respectively.

PGIM, Inc., PGIM Investments, PIMS, and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common trustees, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc. was compensated $5,514 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. The Fund also invests in other affiliated mutual funds. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”. Earnings from the Money Market Fund are disclosed on the Statement of Operations as “Income from securities lending, net.”

74

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017, were $258,767,088 and $204,691,866, respectively.

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended April 30, 2017 is presented as follows:

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Distributions Received	Capital Gain Distributions Received	Value, end of period
Prudential Absolute Return Bond Fund (Class Q)	$—	$8,398,905	$—	$13,904	$—	$8,424,722
Prudential Floating Rate Income Fund (Class Q)	—	15,855,315	11,633,500	168,655	—	4,215,130
Prudential Short Duration High Yield Income Fund (Class Q)	10,744,837	23,585,773	19,667,200	556,946	—	14,786,188
Prudential Total Return Bond Fund (Class Q)	20,504,299	5,430,301	20,979,300	166,827	151,076	4,206,517

	$31,249,136	$53,270,294	$52,280,000	$906,332	$151,076	$31,632,557

Transactions in options written during the six months ended April 30, 2017, were as follows:

	Notional Amount (000)	Premiums Received
Balance at beginning of period	—	$—
Written options	2,400,000	62,481
Expired options	—	—
Closed options	—	—

Balance at end of period	2,400,000	$62,481

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the total net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$417,588,719

Appreciation	23,824,939
Depreciation	(5,463,535)

Net Unrealized Appreciation	$18,361,404

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2016 of approximately $19,613,000 which can be carry forward for an

Prudential Income Builder Fund	75

Notes to Financial Statements (unaudited) (continued)

unlimited period. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2017, Prudential, through its affiliates, owned 1,074 shares of Class Q and 353 shares of Class R of the Fund. At reporting period end, seven shareholders of record held 64% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

76

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	3,081,818	$29,118,977
Shares issued in reinvestment of dividends and distributions	337,449	3,195,921
Shares reacquired	(2,099,881)	(19,843,430)

Net increase (decrease) in shares outstanding before conversion	1,319,386	12,471,468
Shares issued upon conversion from other share class(es)	63,928	604,621
Shares reacquired upon conversion into other share class(es)	(1,853,862)	(17,826,324)

Net increase (decrease) in shares outstanding	(470,548)	$(4,750,235)

Year ended October 31, 2016:
Shares sold	6,136,054	$56,948,938
Shares issued in reinvestment of dividends and distributions	692,375	6,371,045
Shares reacquired	(4,184,582)	(38,113,694)

Net increase (decrease) in shares outstanding before conversion	2,643,847	25,206,289
Shares issued upon conversion from other share class(es)	84,076	774,528
Shares reacquired upon conversion into other share class(es)	(146,912)	(1,392,549)

Net increase (decrease) in shares outstanding	2,581,011	$24,588,268

Class B
Six months ended April 30, 2017:
Shares sold	46,582	$428,046
Shares issued in reinvestment of dividends and distributions	4,845	45,042
Shares reacquired	(22,957)	(214,991)

Net increase (decrease) in shares outstanding before conversion	28,470	258,097
Shares reacquired upon conversion into other share class(es)	(39,160)	(362,546)

Net increase (decrease) in shares outstanding	(10,690)	$(104,449)

Year ended October 31, 2016:
Shares sold	58,927	$536,738
Shares issued in reinvestment of dividends and distributions	13,276	119,688
Shares reacquired	(53,278)	(476,663)

Net increase (decrease) in shares outstanding before conversion	18,925	179,763
Shares reacquired upon conversion into other share class(es)	(72,760)	(656,006)

Net increase (decrease) in shares outstanding	(53,835)	$(476,243)

Class C
Six months ended April 30, 2017:
Shares sold	2,864,122	$26,676,940
Shares issued in reinvestment of dividends and distributions	192,694	1,792,374
Shares reacquired	(1,179,928)	(10,954,900)

Net increase (decrease) in shares outstanding before conversion	1,876,888	17,514,414
Shares reacquired upon conversion into other share class(es)	(411,408)	(3,848,344)

Net increase (decrease) in shares outstanding	1,465,480	$13,666,070

Year ended October 31, 2016:
Shares sold	5,763,197	$52,392,702
Shares issued in reinvestment of dividends and distributions	359,547	3,251,707
Shares reacquired	(2,358,027)	(21,083,233)

Net increase (decrease) in shares outstanding before conversion	3,764,717	34,561,176
Shares reacquired upon conversion into other share class(es)	(142,489)	(1,294,898)

Net increase (decrease) in shares outstanding	3,622,228	$33,266,278

Prudential Income Builder Fund	77

Notes to Financial Statements (unaudited) (continued)

Class Q	Shares	Amount
Period ended April 30, 2017*:
Shares sold	127,885	$1,236,310
Shares issued in reinvestment of dividends and distributions	586	5,677
Shares reacquired	(11,230)	(108,167)

Net increase (decrease) in shares outstanding before conversion	117,241	1,133,820
Shares issued upon conversion from other share class(es)	5,344	51,815

Net increase (decrease) in shares outstanding	122,585	$1,185,635

Class R
Six months ended April 30, 2017:
Shares sold	7,524	$71,344
Shares issued in reinvestment of dividends and distributions	1,012	9,571
Shares reacquired	(14,399)	(135,501)

Net increase (decrease) in shares outstanding	(5,863)	$(54,586)

Year ended October 31, 2016:
Shares sold	21,131	$196,606
Shares issued in reinvestment of dividends and distributions	1,975	18,168
Shares reacquired	(1,376)	(12,288)

Net increase (decrease) in shares outstanding	21,730	$202,486

Class Z
Six months ended April 30, 2017:
Shares sold	4,995,102	$47,803,319
Shares issued in reinvestment of dividends and distributions	193,663	1,850,699
Shares reacquired	(2,813,195)	(26,713,699)

Net increase (decrease) in shares outstanding before conversion	2,375,570	22,940,319
Shares issued upon conversion from other share class(es)	2,227,957	21,544,440
Shares reacquired upon conversion into other share class(es)	(17,103)	(163,662)

Net increase (decrease) in shares outstanding	4,586,424	$44,321,097

Year ended October 31, 2016:
Shares sold	6,339,942	$59,188,598
Shares issued in reinvestment of dividends and distributions	309,110	2,864,724
Shares reacquired	(5,841,516)	(52,745,202)

Net increase (decrease) in shares outstanding before conversion	807,536	9,308,120
Shares issued upon conversion from other share class(es)	276,772	2,608,772
Shares reacquired upon conversion into other share class(es)	(4,302)	(39,847)

Net increase (decrease) in shares outstanding	1,080,006	$11,877,045

*	Commencement of operation was December 30, 2016.

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

78

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. In an effort to enhance monitoring and regulation, the new rules and forms will allow the SEC to more effectively collect and use data reported by funds. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Trust’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

Prudential Income Builder Fund	79

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		Three Months Ended October 31,		Year Ended July 31,
	2017		2016	2015	2014(f)		2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.36		$9.39	$11.90	$11.78		$11.55	$10.69	$10.30
Income (loss) from investment operations:
Net investment income (loss)	.18		.37	.39	.05		.05	.14	.17
Net realized and unrealized gain (loss) on investments	.30		.06	(.70)	.14		.89	.86	.38
Total from investment operations	.48		.43	(.31)	.19		.94	1.00	.55
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.40)	(.44)	(.07)		(.12)	(.14)	(.16)
Distributions from net realized gains	-		-	(1.76)	-		(.59)	-	-
Tax return of capital distributions	-		(.06)	-	-		-	-	-
Total dividends and distributions	(.20)		(.46)	(2.20)	(.07)		(.71)	(.14)	(.16)
Net asset value, end of period	$9.64		$9.36	$9.39	$11.90		$11.78	$11.55	$10.69
Total Return(a)	5.16%		4.76%	(2.59)%	1.63%		8.37%	9.41%	5.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$165,624		$165,090	$141,432	$84,863		$85,292	$86,386	$86,352
Average net assets (000)	$166,570		$143,159	$109,965	$84,889		$86,591	$85,636	$84,243
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.84%	(d)	.83%	.78%	1.03%	(d)	1.51%	1.52%	1.54%
Expenses before waivers and/or expense reimbursement	1.24%	(d)	1.30%	1.37%	1.92%	(d)	1.56%	1.57%	1.59%
Net investment income (loss)	3.76%	(d)	4.05%	3.96%	1.58%	(d)	.43%	1.25%	1.64%
Portfolio turnover rate	56%	(e)	90%	93%	140%	(e)	478%	210%	248%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

80

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,		Three Months Ended October 31,		Year Ended July 31,
	2017		2016	2015	2014(f)		2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.19		$9.23	$11.74	$11.59		$11.38	$10.54	$10.15
Income (loss) from investment operations:
Net investment income (loss)	.14		.30	.32	.02		(.04)	.06	.09
Net realized and unrealized gain (loss) on investments	.30		.05	(.70)	.15		.88	.84	.39
Total from investment operations	.44		.35	(.38)	.17		.84	.90	.48
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.34)	(.37)	(.02)		(.04)	(.06)	(.09)
Distributions from net realized gains	-		-	(1.76)	-		(.59)	-	-
Tax return of capital distributions	-		(.05)	-	-		-	-	-
Total dividends and distributions	(.16)		(.39)	(2.13)	(.02)		(.63)	(.06)	(.09)
Net asset value, end of period	$9.47		$9.19	$9.23	$11.74		$11.59	$11.38	$10.54
Total Return(a)	4.87%		3.97%	(3.35)%	1.47%		7.52%	8.57%	4.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,551		$2,575	$3,083	$4,810		$5,180	$6,012	$7,856
Average net assets (000)	$2,647		$2,762	$3,824	$5,005		$5,826	$6,958	$10,840
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.59%	(d)	1.58%	1.51%	1.78%	(d)	2.26%	2.27%	2.29%
Expenses before waivers and/or expense reimbursement	1.94%	(d)	2.00%	2.09%	2.59%	(d)	2.26%	2.27%	2.29%
Net investment income (loss)	3.00%	(d)	3.34%	3.24%	.80%	(d)	(.31)%	.52%	.93%
Portfolio turnover rate	56%	(e)	90%	93%	140%	(e)	478%	210%	248%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

Prudential Income Builder Fund	81

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		Three Months Ended October 31,		Year Ended July 31,
	2017		2016	2015	2014(f)		2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.18		$9.23	$11.74	$11.59		$11.38	$10.54	$10.15
Income (loss) from investment operations:
Net investment income (loss)	.14		.30	.31	.02		(.04)	.06	.09
Net realized and unrealized gain (loss) on investments	.30		.04	(.69)	.15		.88	.84	.39
Total from investment operations	.44		.34	(.38)	.17		.84	.90	.48
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.34)	(.37)	(.02)		(.04)	(.06)	(.09)
Distributions from net realized gains	-		-	(1.76)	-		(.59)	-	-
Tax return of capital distributions	-		(.05)	-	-		-	-	-
Total dividends and distributions	(.16)		(.39)	(2.13)	(.02)		(.63)	(.06)	(.09)
Net asset value, end of period	$9.46		$9.18	$9.23	$11.74		$11.59	$11.38	$10.54
Total Return(a)	4.87%		3.86%	(3.35)%	1.47%		7.53%	8.57%	4.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$125,692		$108,543	$75,622	$17,474		$17,887	$17,217	$17,307
Average net assets (000)	$116,450		$88,099	$44,389	$17,513		$17,793	$17,251	$17,651
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.59%	(d)	1.58%	1.55%	1.78%	(d)	2.26%	2.27%	2.29%
Expenses before waivers and/or expense reimbursement	1.94%	(d)	2.00%	2.05%	2.61%	(d)	2.26%	2.27%	2.29%
Net investment income (loss)	2.98%	(d)	3.27%	3.19%	.82%	(d)	(.32)%	.51%	.89%
Portfolio turnover rate	56%	(e)	90%	93%	140%	(e)	478%	210%	248%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

82

Class Q Shares
	December 30, 2016(a) through April 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.44
Income (loss) from investment operations:
Net investment income (loss)	.11
Net realized and unrealized gain (loss) on investments	.28
Total from investment operations	.39
Less Dividends:
Dividends from net investment income	(.13)
Net asset value, end of period	$9.70
Total Return(c):	4.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,189
Average net assets (000)	$380
Ratios to average net assets:
Expense after waivers and/or expense reimbursement	.59%	(d)
Expense before waivers and/or expense reimbursement	.88%	(d)
Net investment income (loss)	3.41%	(d)
Portfolio turnover rate	56%	(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Income Builder Fund	83

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,		Three Months Ended October 31,		Year Ended July 31,
	2017		2016	2015	2014(f)		2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.34		$9.38	$11.89	$11.75		$11.52	$10.67	$10.28
Income (loss) from investment operations:
Net investment income (loss)	.16		.35	.36	.04		.02	.11	.14
Net realized and unrealized gain (loss) on investments	.32		.05	(.69)	.15		.89	.85	.39
Total from investment operations	.48		.40	(.33)	.19		.91	.96	.53
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.38)	(.42)	(.05)		(.09)	(.11)	(.14)
Distributions from net realized gains	-		-	(1.76)	-		(.59)	-	-
Tax return of capital distributions	-		(.06)	-	-		-	-	-
Total dividends and distributions	(.19)		(.44)	(2.18)	(.05)		(.68)	(.11)	(.14)
Net asset value, end of period	$9.63		$9.34	$9.38	$11.89		$11.75	$11.52	$10.67
Total Return(a)	5.15%		4.40%	(2.83)%	1.60%		8.13%	9.07%	5.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$521		$561	$359	$393		$288	$167	$231
Average net assets (000)	$526		$404	$427	$347		$275	$196	$219
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.09%	(d)	1.08%	1.03%	1.25%	(d)	1.76%	1.77%	1.79%
Expenses before waivers and/or expense reimbursement	1.69%	(d)	1.75%	1.82%	2.45%	(d)	2.01%	2.02%	2.04%
Net investment income (loss)	3.51%	(d)	3.76%	3.69%	1.45%	(d)	.19%	1.04%	1.39%
Portfolio turnover rate	56%	(e)	90%	93%	140%	(e)	478%	210%	248%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

84

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		Three Months Ended October 31,		Year Ended July 31,
	2017		2016	2015	2014(f)		2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.42		$9.45	$11.96	$11.85		$11.62	$10.75	$10.35
Income (loss) from investment operations:
Net investment income (loss)	.19		.40	.41	.06		.08	.17	.20
Net realized and unrealized gain (loss) on investments	.31		.05	(.69)	.15		.89	.87	.39
Total from investment operations	.50		.45	(.28)	.21		.97	1.04	.59
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.42)	(.47)	(.10)		(.15)	(.17)	(.19)
Distributions from net realized gains	-		-	(1.76)	-		(.59)	-	-
Tax return of capital distributions	-		(.06)	-	-		-	-	-
Total dividends and distributions	(.21)		(.48)	(2.23)	(.10)		(.74)	(.17)	(.19)
Net asset value, end of period	$9.71		$9.42	$9.45	$11.96		$11.85	$11.62	$10.75
Total Return(a)	5.36%		4.98%	(2.33)%	1.74%		8.59%	9.72%	5.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$131,158		$84,046	$74,114	$5,965		$5,287	$3,178	$3,717
Average net assets (000)	$101,656		$64,595	$45,082	$5,426		$4,306	$3,181	$4,379
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.59%	(d)	.58%	.56%	.77%	(d)	1.26%	1.27%	1.29%
Expenses before waivers and/or expense reimbursement	.95%	(d)	1.00%	1.03%	1.64%	(d)	1.26%	1.27%	1.29%
Net investment income (loss)	3.93%	(d)	4.35%	4.15%	1.87%	(d)	.69%	1.51%	1.90%
Portfolio turnover rate	56%	(e)	90%	93%	140%	(e)	478%	210%	248%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

Prudential Income Builder Fund	85

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Income Builder Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INCOME BUILDER FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PCGAX	PBCFX	PCCFX	PCGQX	PCLRX	PDCZX
CUSIP	74442X108	74442X207	74442X306	74442X769	74442X405	74442X504

MFSP504E2

PRUDENTIAL QMA DEFENSIVE EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Defensive Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Defensive Equity Fund

June 15, 2017

Prudential QMA Defensive Equity Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	9.67	4.48	8.12	4.60	—
Class B	9.31	4.72	8.40	4.41	—
Class C	9.40	8.81	8.54	4.41	—
Class Q	4.65**	N/A	N/A	N/A	N/A (12/28/16)
Class R	9.65	10.30	9.09	4.94	—
Class Z	9.83	10.80	9.63	5.45
S&P 500 Index	13.31	17.90	13.66	7.15	—
Russell 1000 Defensive Index	11.63	13.59	13.11	7.46	—
Lipper Large-Cap Core Funds Average	12.59	16.28	12.13	6.30	—

*Not annualized

**Since inception

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yrs. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Russell 1000 Defensive Index—The Russell 1000 Defensive Index is unmanaged and measures the performance of the large-cap defensive segment of the US equity universe. It includes those Russell 1000 Index companies with relatively stable business conditions which are less sensitive to economic cycles, credit cycles, and market volatility based on their stability variables. Stability is measured in terms of volatility (price and earnings), leverage, and return on assets.

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index. Class Q shares have been in existence for less than one year and have no average annual total return performance.

Prudential QMA Defensive Equity Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
AT&T, Inc., Diversified Telecommunication Services	3.8
Verizon Communications, Inc., Diversified Telecommunication Services	2.9
Procter & Gamble Co. (The), Household Products	2.2
Berkshire Hathaway, Inc., Diversified Financial Services	1.8
JPMorgan Chase & Co., Banks	1.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Banks	7.3
Diversified Telecommunication Services	7.2
Beverages	4.2
Food & Staples Retailing	4.2
Equity Real Estate Investment Trusts (REITs)	4.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential QMA Defensive Equity Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Defensive Equity Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,096.70	1.30%	$6.76
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
Class B	Actual	$1,000.00	$1,093.10	2.05%	$10.64
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24
Class C	Actual	$1,000.00	$1,094.00	2.05%	$10.64
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24
Class Q	Actual**	$1,000.00	$1,046.50	0.90%	$3.10
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R	Actual	$1,000.00	$1,096.50	1.55%	$8.06
	Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75
Class Z	Actual	$1,000.00	$1,098.30	1.05%	$5.46
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 123 day period ended April 30, 2017 due to the Fund’s inception date of December 28, 2016.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 95.5%

COMMON STOCKS 95.4%

Aerospace & Defense 2.6%
Arconic, Inc.	5,633	$153,950
Boeing Co. (The)	7,310	1,351,107
General Dynamics Corp.	3,650	707,334
L3 Technologies, Inc.	1,000	171,770
Lockheed Martin Corp.	3,210	864,934
Northrop Grumman Corp.	2,240	550,950
Raytheon Co.	3,760	583,590
Rockwell Collins, Inc.	1,700	176,953
Textron, Inc.	3,400	158,644
TransDigm Group, Inc.(a)	640	157,907
United Technologies Corp.	9,620	1,144,684

		6,021,823

Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	1,800	130,860
Expeditors International of Washington, Inc.	2,300	129,007
FedEx Corp.	3,150	597,555
United Parcel Service, Inc. (Class B Stock)*	8,840	949,946

		1,807,368

Airlines 0.7%
Alaska Air Group, Inc.	1,600	136,144
American Airlines Group, Inc.	6,400	272,768
Delta Air Lines, Inc.	9,400	427,136
Southwest Airlines Co.	7,900	444,138
United Continental Holdings, Inc.	3,700	259,777

		1,539,963

Auto Components 0.2%
BorgWarner, Inc.	1,860	78,641
Delphi Automotive PLC	2,600	209,040
Goodyear Tire & Rubber Co. (The)	2,400	86,952

		374,633

Automobiles 0.4%
Ford Motor Co.	37,800	433,566
General Motors Co.	13,200	457,248
Harley-Davidson, Inc.	1,700	96,577

		987,391

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Banks 7.3%
Bank of America Corp.	129,300	$3,017,862
BB&T Corp.	10,600	457,708
Citigroup, Inc.	35,800	2,116,496
Citizens Financial Group, Inc.	6,800	249,628
Comerica, Inc.	2,400	169,680
Fifth Third Bancorp	10,000	244,300
Huntington Bancshares, Inc.	14,600	187,756
JPMorgan Chase & Co.	46,100	4,010,700
KeyCorp	14,300	260,832
M&T Bank Corp.	2,050	318,591
People’s United Financial, Inc.	4,900	85,603
PNC Financial Services Group, Inc. (The)	6,330	758,017
Regions Financial Corp.	16,100	221,375
SunTrust Banks, Inc.	6,500	369,265
U.S. Bancorp	20,600	1,056,368
Wells Fargo & Co.	58,100	3,128,104
Zions Bancorporation	2,800	112,084

		16,764,369

Beverages 4.2%
Brown-Forman Corp. (Class B Stock)	4,000	189,280
Coca-Cola Co. (The)	88,800	3,831,720
Constellation Brands, Inc. (Class A Stock)	3,970	684,984
Dr. Pepper Snapple Group, Inc.	4,200	384,930
Molson Coors Brewing Co. (Class B Stock)	4,240	406,573
Monster Beverage Corp.*	9,200	417,496
PepsiCo, Inc.	32,800	3,715,584

		9,630,567

Biotechnology 1.1%
AbbVie, Inc.	6,800	448,392
Alexion Pharmaceuticals, Inc.*	950	121,391
Amgen, Inc.	3,120	509,558
Biogen, Inc.*	920	249,513
Celgene Corp.*	3,300	409,365
Gilead Sciences, Inc.	5,570	381,824
Incyte Corp.*	750	93,210
Regeneron Pharmaceuticals, Inc.*	330	128,202
Vertex Pharmaceuticals, Inc.*	1,060	125,398

		2,466,853

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products 0.4%
Allegion PLC	1,266	$99,558
Fortune Brands Home & Security, Inc.	2,000	127,480
Johnson Controls International PLC	11,978	497,926
Masco Corp.	4,100	151,782

		876,746

Capital Markets 3.3%
Affiliated Managers Group, Inc.*	790	130,816
Ameriprise Financial, Inc.	2,050	262,093
Bank of New York Mellon Corp. (The)	13,500	635,310
BlackRock, Inc.	1,590	611,466
CBOE Holdings, Inc.	1,300	107,133
Charles Schwab Corp. (The)	15,800	613,830
CME Group, Inc.	4,450	517,046
E*TRADE Financial Corp.*	3,800	131,290
Franklin Resources, Inc.	4,590	197,875
Goldman Sachs Group, Inc. (The)	4,810	1,076,478
Intercontinental Exchange, Inc.	7,830	471,366
Invesco Ltd.	5,400	177,876
Moody’s Corp.	2,220	262,670
Morgan Stanley	18,700	811,019
Nasdaq, Inc.	1,600	110,192
Northern Trust Corp.	2,900	261,000
Raymond James Financial, Inc.	1,800	134,136
S&P Global, Inc.	3,400	456,246
State Street Corp.	4,700	394,330
T. Rowe Price Group, Inc.	3,300	233,937

		7,596,109

Chemicals 2.1%
Air Products & Chemicals, Inc.	2,420	340,010
Albemarle Corp.	1,250	136,137
CF Industries Holdings, Inc.	2,550	68,187
Dow Chemical Co. (The)	12,400	778,720
E.I. du Pont de Nemours & Co.	9,600	765,600
Eastman Chemical Co.	1,600	127,600
Ecolab, Inc.	2,920	376,943
FMC Corp.	1,500	109,845
International Flavors & Fragrances, Inc.	880	121,959
LyondellBasell Industries NV (Class A Stock)	3,660	310,222
Monsanto Co.	4,880	569,057
Mosaic Co. (The)	3,800	102,334

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
PPG Industries, Inc.	2,860	$314,142
Praxair, Inc.	3,170	396,186
Sherwin-Williams Co. (The)	910	304,559

		4,821,501

Commercial Services & Supplies 0.4%
Cintas Corp.	1,110	135,942
Republic Services, Inc.	3,000	188,970
Stericycle, Inc.*	1,070	91,314
Waste Management, Inc.	5,200	378,456

		794,682

Communications Equipment 0.4%
Cisco Systems, Inc.	21,800	742,726
F5 Networks, Inc.*	280	36,156
Harris Corp.	540	60,421
Juniper Networks, Inc.	1,600	48,112
Motorola Solutions, Inc.	700	60,179

		947,594

Construction & Engineering 0.1%
Fluor Corp.	1,800	92,376
Jacobs Engineering Group, Inc.*	1,500	82,380
Quanta Services, Inc.*	1,900	67,336

		242,092

Construction Materials 0.1%
Martin Marietta Materials, Inc.	700	154,133
Vulcan Materials Co.	1,470	177,694

		331,827

Consumer Finance 0.9%
American Express Co.	9,900	784,575
Capital One Financial Corp.	6,300	506,394
Discover Financial Services	5,100	319,209
Navient Corp.	4,300	65,360
Synchrony Financial	10,101	280,808

		1,956,346

Containers & Packaging 0.3%
Avery Dennison Corp.	1,000	83,210
Ball Corp.	2,000	153,780

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)
International Paper Co.	4,600	$248,262
Sealed Air Corp.	2,100	92,442
WestRock Co.	2,736	146,540

		724,234

Distributors 0.1%
Genuine Parts Co.	1,460	134,349
LKQ Corp.*	2,900	90,596

		224,945

Diversified Consumer Services 0.0%
H&R Block, Inc.	2,000	49,580

Diversified Financial Services 1.8%
Berkshire Hathaway, Inc. (Class B Stock)*	24,480	4,044,341
Leucadia National Corp.	4,500	114,255

		4,158,596

Diversified Telecommunication Services 7.2%
AT&T, Inc.	219,494	8,698,547
CenturyLink, Inc.(a)	19,500	500,565
Level 3 Communications, Inc.*	10,400	631,904
Verizon Communications, Inc.	145,700	6,689,087

		16,520,103

Electric Utilities 4.1%
Alliant Energy Corp.	5,200	204,464
American Electric Power Co., Inc.	11,300	766,479
Duke Energy Corp.	16,200	1,336,500
Edison International	7,500	599,775
Entergy Corp.	4,100	312,666
Eversource Energy	7,300	433,620
Exelon Corp.	21,300	737,619
FirstEnergy Corp.	10,200	305,388
NextEra Energy, Inc.	10,790	1,441,112
PG&E Corp.	11,700	784,485
Pinnacle West Capital Corp.	2,600	221,234
PPL Corp.	15,600	594,516
Southern Co. (The)	22,900	1,140,420
Xcel Energy, Inc.	11,700	527,085

		9,405,363

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Electrical Equipment 0.6%
Acuity Brands, Inc.	570	$100,377
AMETEK, Inc.	2,900	165,880
Eaton Corp. PLC	5,800	438,712
Emerson Electric Co.	8,300	500,324
Rockwell Automation, Inc.	1,650	259,628

		1,464,921

Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. (Class A Stock)	1,340	96,895
Corning, Inc.	4,000	115,400
FLIR Systems, Inc.	600	22,038
TE Connectivity Ltd.	1,600	123,792

		358,125

Energy Equipment & Services 0.4%
Baker Hughes, Inc.	2,000	118,740
Halliburton Co.	4,100	188,108
Helmerich & Payne, Inc.(a)	570	34,565
National Oilwell Varco, Inc.	1,800	62,946
Schlumberger Ltd.	6,719	487,732
TechnipFMC PLC (United Kingdom)*	2,200	66,286
Transocean Ltd.*(a)	1,800	19,854

		978,231

Equity Real Estate Investment Trusts (REITs) 4.1%
Alexandria Real Estate Equities, Inc.	1,440	162,014
American Tower Corp.	6,910	870,245
Apartment Investment & Management Co. (Class A Stock)	2,500	109,350
AvalonBay Communities, Inc.	2,220	421,445
Boston Properties, Inc.	2,490	315,234
Crown Castle International Corp.	5,850	553,410
Digital Realty Trust, Inc.	2,580	296,287
Equinix, Inc.	1,261	526,720
Equity Residential	5,900	381,022
Essex Property Trust, Inc.	1,060	259,138
Extra Space Storage, Inc.	2,000	151,060
Federal Realty Investment Trust	1,170	153,141
GGP, Inc.	9,400	203,134
HCP, Inc.	7,500	235,125
Host Hotels & Resorts, Inc.	11,900	213,605
Iron Mountain, Inc.	3,938	136,885

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty Corp.	6,800	$137,972
Macerich Co. (The)	2,000	124,860
Mid-America Apartment Communities, Inc.	1,840	182,546
Prologis, Inc.	8,600	467,926
Public Storage	2,420	506,700
Realty Income Corp.	4,400	256,740
Regency Centers Corp.	2,400	151,632
Simon Property Group, Inc.	5,180	856,047
SL Green Realty Corp.	1,630	171,036
UDR, Inc.	4,300	160,562
Ventas, Inc.	5,700	364,857
Vornado Realty Trust	2,790	268,510
Welltower, Inc.	5,900	421,496
Weyerhaeuser Co.	12,040	407,795

		9,466,494

Food & Staples Retailing 4.2%
Costco Wholesale Corp.	10,090	1,791,177
CVS Health Corp.	23,590	1,944,759
Kroger Co. (The)	21,200	628,580
Sysco Corp.	11,400	602,718
Wal-Mart Stores, Inc.	34,600	2,601,228
Walgreens Boots Alliance, Inc.	19,600	1,696,184
Whole Foods Market, Inc.	7,300	265,501

		9,530,147

Food Products 3.1%
Archer-Daniels-Midland Co.	13,100	599,325
Campbell Soup Co.	4,400	253,176
Conagra Brands, Inc.	9,500	368,410
General Mills, Inc.	13,300	764,883
Hershey Co. (The)	3,210	347,322
Hormel Foods Corp.	6,200	217,496
J.M. Smucker Co. (The)	2,680	339,610
Kellogg Co.	5,800	411,800
Kraft Heinz Co. (The)	13,700	1,238,343
McCormick & Co., Inc.	2,610	260,739
Mead Johnson Nutrition Co.	4,180	370,849
Mondelez International, Inc. (Class A Stock)	35,100	1,580,553
Tyson Foods, Inc. (Class A Stock)	6,600	424,116

		7,176,622

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 1.0%
Abbott Laboratories	7,257	$316,695
Baxter International, Inc.	2,100	116,928
Becton, Dickinson and Co.	905	169,208
Boston Scientific Corp.*	5,700	150,366
C.R. Bard, Inc.	310	95,319
Cooper Cos., Inc. (The)	210	42,069
Danaher Corp.	2,600	216,658
DENTSPLY SIRONA, Inc.	1,000	63,240
Edwards Lifesciences Corp.*	940	103,090
Hologic, Inc.*	1,200	54,180
Intuitive Surgical, Inc.*	160	133,739
Medtronic PLC	5,788	480,925
Stryker Corp.	1,310	178,645
Varian Medical Systems, Inc.*	400	36,296
Zimmer Biomet Holdings, Inc.	850	101,703

		2,259,061

Health Care Providers & Services 1.0%
Aetna, Inc.	1,490	201,254
AmerisourceBergen Corp.	750	61,538
Anthem, Inc.	1,120	199,237
Cardinal Health, Inc.	1,300	94,367
Centene Corp.*	700	52,080
Cigna Corp.	1,090	170,443
DaVita, Inc.*	680	46,927
Envision Healthcare Corp.*	500	28,015
Express Scripts Holding Co.*	2,600	159,484
HCA Holdings, Inc.*	1,200	101,052
Henry Schein, Inc.*	340	59,092
Humana, Inc.	640	142,067
Laboratory Corp. of America Holdings*	440	61,666
McKesson Corp.	900	124,461
Patterson Cos., Inc.	300	13,347
Quest Diagnostics, Inc.	600	63,306
UnitedHealth Group, Inc.	4,080	713,510
Universal Health Services, Inc. (Class B Stock)	380	45,889

		2,337,735

Health Care Technology 0.0%
Cerner Corp.*	1,200	77,700

Health Care Equipment & Supplies 0.0%
IDEXX Laboratories, Inc.*	380	63,737

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	4,000	$247,080
Chipotle Mexican Grill, Inc.*	280	132,851
Darden Restaurants, Inc.	1,200	102,228
Marriott International, Inc. (Class A Stock)	3,040	287,037
McDonald’s Corp.	7,940	1,111,044
Royal Caribbean Cruises Ltd.	1,600	170,560
Starbucks Corp.	14,100	846,846
Wyndham Worldwide Corp.	1,000	95,310
Wynn Resorts Ltd.	770	94,718
Yum! Brands, Inc.	3,300	216,975

		3,304,649

Household Durables 0.4%
D.R. Horton, Inc.	3,200	105,248
Garmin Ltd.	1,100	55,924
Leggett & Platt, Inc.	1,300	68,302
Lennar Corp. (Class A Stock)	2,000	101,000
Mohawk Industries, Inc.*	610	143,222
Newell Brands, Inc.	4,700	224,378
PulteGroup, Inc.	2,700	61,209
Whirlpool Corp.	730	135,546

		894,829

Household Products 3.7%
Church & Dwight Co., Inc.	5,840	289,255
Clorox Co. (The)	2,950	394,386
Colgate-Palmolive Co.	20,300	1,462,412
Kimberly-Clark Corp.	8,180	1,061,355
Procter & Gamble Co. (The)	58,800	5,135,004

		8,342,412

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	15,200	171,912
NRG Energy, Inc.	7,200	121,680

		293,592

Industrial Conglomerates 2.8%
3M Co.	7,650	1,498,099
General Electric Co.	111,820	3,241,662
Honeywell International, Inc.	9,770	1,281,238
Roper Technologies, Inc.	1,310	286,497

		6,307,496

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance 2.9%
Aflac, Inc.	5,300	$396,864
Allstate Corp. (The)	4,800	390,192
American International Group, Inc.	12,100	737,011
Aon PLC	3,460	414,647
Arthur J. Gallagher & Co.	2,500	139,525
Assurant, Inc.	800	76,992
Chubb Ltd.	6,057	831,323
Cincinnati Financial Corp.	2,100	151,389
Hartford Financial Services Group, Inc. (The)	5,000	241,800
Lincoln National Corp.	3,000	197,790
Loews Corp.	3,700	172,494
Marsh & McLennan Cos., Inc.	6,800	504,084
MetLife, Inc.	14,100	730,521
Principal Financial Group, Inc.	3,600	234,468
Progressive Corp. (The)	7,700	305,844
Torchmark Corp.	1,500	115,065
Travelers Cos., Inc. (The)	3,670	446,492
Unum Group	3,100	143,623
Willis Towers Watson PLC	1,710	226,780
XL Group Ltd. (Bermuda)	3,600	150,660

		6,607,564

Internet & Direct Marketing Retail 2.3%
Amazon.com, Inc.*	3,840	3,551,962
Expedia, Inc.	1,170	156,452
Netflix, Inc.*	4,170	634,674
Priceline Group, Inc. (The)*	480	886,474
TripAdvisor, Inc.*	1,090	49,061

		5,278,623

Internet Software & Services 1.9%
Akamai Technologies, Inc.*	800	48,752
Alphabet, Inc. (Class A Stock)*	1,300	1,201,876
Alphabet, Inc. (Class C Stock)*	1,291	1,169,594
eBay, Inc.*	4,400	147,004
Facebook, Inc. (Class A Stock)*	10,260	1,541,565
VeriSign, Inc.*	400	35,568
Yahoo!, Inc.*	3,800	183,198

		4,327,557

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services 1.5%
Accenture PLC (Class A Stock)	2,710	$328,723
Alliance Data Systems Corp.	250	62,407
Automatic Data Processing, Inc.	1,960	204,800
Cognizant Technology Solutions Corp. (Class A Stock)*	2,620	157,803
CSRA, Inc.	600	17,448
DXC Technology Co.*	1,259	94,856
Fidelity National Information Services, Inc.	1,400	117,866
Fiserv, Inc.*	940	111,992
Gartner, Inc.*	390	44,495
Global Payments, Inc.	700	57,232
International Business Machines Corp.	3,740	599,485
Mastercard, Inc. (Class A Stock)	4,110	478,075
Paychex, Inc.	1,400	82,992
PayPal Holdings, Inc.*	4,900	233,828
Teradata Corp.*	500	14,590
Total System Services, Inc.	700	40,117
Visa, Inc. (Class A Stock)	8,060	735,233
Western Union Co. (The)	2,000	39,720

		3,421,662

Leisure Products 0.1%
Hasbro, Inc.	1,100	109,021
Mattel, Inc.	3,300	73,986

		183,007

Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	1,400	77,070
Illumina, Inc.*	620	114,613
Mettler-Toledo International, Inc.*	110	56,476
PerkinElmer, Inc.	500	29,705
Thermo Fisher Scientific, Inc.	1,660	274,448
Waters Corp.*	340	57,763

		610,075

Machinery 1.8%
Caterpillar, Inc.	7,580	775,131
Cummins, Inc.	1,990	300,371
Deere & Co.	3,760	419,654
Dover Corp.	2,000	157,760
Flowserve Corp.	1,700	86,479
Fortive Corp.	3,850	243,551
Illinois Tool Works, Inc.	4,000	552,360

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
Ingersoll-Rand PLC	3,300	$292,875
PACCAR, Inc.	4,500	300,285
Parker-Hannifin Corp.	1,710	274,968
Pentair PLC (United Kingdom)	2,100	135,471
Snap-on, Inc.	750	125,647
Stanley Black & Decker, Inc.	1,960	266,854
Xylem, Inc.	2,300	118,243

		4,049,649

Media 2.8%
CBS Corp. (Class B Stock)	3,600	239,616
Charter Communications, Inc. (Class A Stock)*	2,090	721,384
Comcast Corp. (Class A Stock)	45,800	1,794,902
Discovery Communications, Inc. (Class A Stock)*	1,400	40,292
Discovery Communications, Inc. (Class C Stock)*	2,000	55,960
DISH Network Corp. (Class A Stock)*	2,200	141,768
Interpublic Group of Cos., Inc. (The)	3,800	89,566
News Corp. (Class A Stock)	3,650	46,428
News Corp. (Class B Stock)	1,100	14,300
Omnicom Group, Inc.	2,300	188,876
Scripps Networks Interactive, Inc. (Class A Stock)	900	67,248
TEGNA, Inc.	2,000	50,960
Time Warner, Inc.	7,500	744,525
Twenty-First Century Fox, Inc. (Class A Stock)	10,100	308,454
Twenty-First Century Fox, Inc. (Class B Stock)	4,700	140,342
Viacom, Inc. (Class B Stock)	3,300	140,448
Walt Disney Co. (The)	14,100	1,629,960

		6,415,029

Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	14,700	187,425
Newmont Mining Corp.	5,900	199,479
Nucor Corp.	3,500	214,655

		601,559

Multi-Utilities 2.2%
Ameren Corp.	5,600	306,264
CenterPoint Energy, Inc.	9,900	282,447
CMS Energy Corp.	6,400	290,560
Consolidated Edison, Inc.	7,000	554,960
Dominion Resources, Inc.	14,500	1,122,735
DTE Energy Co.	4,140	433,003

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
NiSource, Inc.	7,400	$179,450
Public Service Enterprise Group, Inc.	11,700	515,385
SCANA Corp.	3,300	218,823
Sempra Energy	5,780	653,255
WEC Energy Group, Inc.	7,284	440,828

		4,997,710

Multiline Retail 0.4%
Dollar General Corp.	2,500	181,775
Dollar Tree, Inc.*	2,300	190,371
Kohl’s Corp.	1,700	66,351
Macy’s, Inc.	2,900	84,738
Nordstrom, Inc.(a)	1,100	53,097
Target Corp.	5,400	301,590

		877,922

Oil, Gas & Consumable Fuels 2.3%
Anadarko Petroleum Corp.	2,630	149,962
Apache Corp.	1,800	87,552
Cabot Oil & Gas Corp.	2,200	51,128
Chesapeake Energy Corp.*(a)	3,600	18,936
Chevron Corp.	9,070	967,769
Cimarex Energy Co.	460	53,673
Concho Resources, Inc.*	710	89,929
ConocoPhillips	5,900	282,669
Devon Energy Corp.	2,500	98,725
EOG Resources, Inc.	2,810	259,925
EQT Corp.	870	50,582
Exxon Mobil Corp.	19,920	1,626,468
Hess Corp.	1,230	60,061
Kinder Morgan, Inc.	9,100	187,733
Marathon Oil Corp.	4,000	59,480
Marathon Petroleum Corp.	2,480	126,331
Murphy Oil Corp.	700	18,326
Newfield Exploration Co.*	900	31,158
Noble Energy, Inc.	2,000	64,660
Occidental Petroleum Corp.	3,700	227,698
ONEOK, Inc.	1,000	52,610
Phillips 66	2,100	167,076
Pioneer Natural Resources Co.	820	141,852
Range Resources Corp.	900	23,841

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Tesoro Corp.	600	$47,826
Valero Energy Corp.	2,200	142,142
Williams Cos., Inc. (The)	3,900	119,457

		5,207,569

Personal Products 0.3%
Coty, Inc. (Class A Stock)(a)	10,800	192,780
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,100	444,414

		637,194

Pharmaceuticals 1.7%
Bristol-Myers Squibb Co.	7,100	397,955
Eli Lilly & Co.	4,100	336,446
Johnson & Johnson	11,500	1,419,905
Mallinckrodt PLC*	470	22,052
Merck & Co., Inc.	11,600	723,028
Mylan NV*	1,900	70,965
Perrigo Co. PLC	650	48,061
Pfizer, Inc.	25,200	854,784
Zoetis, Inc.	2,100	117,831

		3,991,027

Professional Services 0.3%
Equifax, Inc.	1,540	208,377
Nielsen Holdings PLC	4,300	176,859
Robert Half International, Inc.	1,600	73,680
Verisk Analytics, Inc.*	2,000	165,620

		624,536

Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	4,800	171,888

Road & Rail 1.1%
CSX Corp.	11,900	604,996
J.B. Hunt Transport Services, Inc.	1,100	98,626
Kansas City Southern	1,400	126,098
Norfolk Southern Corp.	3,730	438,238
Ryder System, Inc.	700	47,537
Union Pacific Corp.	10,440	1,168,862

		2,484,357

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 1.3%
Advanced Micro Devices, Inc.*	3,300	$43,890
Analog Devices, Inc.	1,548	117,958
Applied Materials, Inc.	4,700	190,867
Broadcom Ltd.	1,752	386,859
Intel Corp.	20,600	744,690
KLA-Tencor Corp.	700	68,754
Lam Research Corp.	710	102,844
Microchip Technology, Inc.(a)	900	68,022
Micron Technology, Inc.*	4,500	124,515
NVIDIA Corp.	2,570	268,051
Qorvo, Inc.*	600	40,818
QUALCOMM, Inc.	6,400	343,936
Skyworks Solutions, Inc.	830	82,784
Texas Instruments, Inc.	4,400	348,392
Xilinx, Inc.	1,100	69,421

		3,001,801

Software 1.9%
Activision Blizzard, Inc.	3,000	156,750
Adobe Systems, Inc.*	2,160	288,878
Autodesk, Inc.*	900	81,063
CA, Inc.	1,300	42,679
Citrix Systems, Inc.*	700	56,658
Electronic Arts, Inc.*	1,400	132,748
Intuit, Inc.	1,060	132,723
Microsoft Corp.	33,700	2,307,102
Oracle Corp.	13,000	584,480
Red Hat, Inc.*	800	70,464
salesforce.com, Inc.*	2,900	249,748
Symantec Corp.	2,600	82,238
Synopsys, Inc.*	700	51,590

		4,237,121

Specialty Retail 2.1%
Advance Auto Parts, Inc.	720	102,341
AutoNation, Inc.*	600	25,200
AutoZone, Inc.*	280	193,813
Bed Bath & Beyond, Inc.	1,400	54,250
Best Buy Co., Inc.	2,600	134,706
CarMax, Inc.*(a)	1,800	105,300
Foot Locker, Inc.	1,300	100,542

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Gap, Inc. (The)	2,100	$55,020
Home Depot, Inc. (The)	11,810	1,843,541
L Brands, Inc.	2,300	121,463
Lowe’s Cos., Inc.	8,400	712,992
O’Reilly Automotive, Inc.*	890	220,853
Ross Stores, Inc.	3,780	245,700
Signet Jewelers Ltd.	670	44,113
Staples, Inc.	6,300	61,551
Tiffany & Co.	1,040	95,316
TJX Cos., Inc. (The)	6,300	495,432
Tractor Supply Co.	1,300	80,483
Ulta Beauty, Inc.*	570	160,421

		4,853,037

Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	22,860	3,283,839
Hewlett Packard Enterprise Co.	7,200	134,136
HP, Inc.	7,300	137,386
NetApp, Inc.	1,200	47,820
Seagate Technology PLC	1,300	54,769
Western Digital Corp.	1,232	109,734
Xerox Corp.	3,700	26,603

		3,794,287

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	2,700	106,353
Hanesbrands, Inc.	3,600	78,516
Michael Kors Holdings Ltd.*	1,500	55,995
NIKE, Inc. (Class B Stock)	12,820	710,356
PVH Corp.	770	77,793
Ralph Lauren Corp.	570	46,010
Under Armour, Inc. (Class A Stock)*(a)	1,700	36,533
Under Armour, Inc. (Class C Stock)	1,711	33,211
VF Corp.	3,220	175,909

		1,320,676

Tobacco 3.7%
Altria Group, Inc.	44,600	3,201,388
Philip Morris International, Inc.	35,650	3,951,446
Reynolds American, Inc.	19,030	1,227,435

		8,380,269

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.2%
Fastenal Co.	3,700	$165,316
United Rentals, Inc.*	1,080	118,433
W.W. Grainger, Inc.	700	134,890

		418,639

Water Utilities 0.1%
American Water Works Co., Inc.	4,100	327,016

TOTAL COMMON STOCKS (cost $164,180,269)		217,918,210

PREFERRED STOCK 0.1%

Pharmaceuticals
Allergan PLC, CVT, 5.50%* (cost $243,895)	1,428	348,232

	Units
RIGHTS* 0.0%

Food & Staples Retailing
Safeway Casa Ley, expiring 01/30/19, CVR(b)^	2,400	559
Safeway PDC, CVR(b)^	2,400	—

TOTAL RIGHTS (cost $2,553)		559

TOTAL LONG-TERM INVESTMENTS (cost $164,426,717)		218,267,001

	Shares

SHORT-TERM INVESTMENTS 5.1%

AFFILIATED MUTUAL FUNDS 4.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(c)	9,843,399	9,843,399
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,185,694; includes $1,183,941 of cash collateral for securities on loan)(c)(d)	1,185,446	1,185,684

TOTAL AFFILIATED MUTUAL FUNDS (cost $11,029,093)		11,029,083

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(e)(f) 0.3%
U.S. Treasury Bill (cost $599,446)	0.745%	06/15/17	600	$599,510

TOTAL SHORT-TERM INVESTMENTS (cost $11,628,539)				11,628,593

TOTAL INVESTMENTS 100.6% (cost $176,055,256)				229,895,594
Liabilities in excess of other assets(h) (0.6)%				(1,462,812)

NET ASSETS 100.0%				$228,432,782

The following abbreviations are used in semiannual report:

CVR—Contingent Value Rights

CVT—Convertible Security

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $559 and 0.0% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,147,909; cash collateral of $1,183,941 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid; the aggregate value of $559 is approximately 0.0% of net assets.
(c)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(d)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Rates shown reflect yield to maturity at purchase date.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Position:
83	S&P 500 E-Mini Index	Jun. 2017	$9,816,260	$9,879,075	$62,815

U.S. Treasury Obligation with a market value of $599,510 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at April 30, 2017.

See Notes to Financial Statements.

26

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$6,021,823	$—	$—
Air Freight & Logistics	1,807,368	—	—
Airlines	1,539,963	—	—
Auto Components	374,633	—	—
Automobiles	987,391	—	—
Banks	16,764,369	—	—
Beverages	9,630,567	—	—
Biotechnology	2,466,853	—	—
Building Products	876,746	—	—
Capital Markets	7,596,109	—	—
Chemicals	4,821,501	—	—
Commercial Services & Supplies	794,682	—	—
Communications Equipment	947,594	—	—
Construction & Engineering	242,092	—	—
Construction Materials	331,827	—	—
Consumer Finance	1,956,346	—	—
Containers & Packaging	724,234	—	—
Distributors	224,945	—	—
Diversified Consumer Services	49,580	—	—
Diversified Financial Services	4,158,596	—	—
Diversified Telecommunication Services	16,520,103	—	—
Electric Utilities	9,405,363	—	—
Electrical Equipment	1,464,921	—	—
Electronic Equipment, Instruments & Components	358,125	—	—
Energy Equipment & Services	978,231	—	—
Equity Real Estate Investment Trusts (REITs)	9,466,494	—	—
Food & Staples Retailing	9,530,147	—	—
Food Products	7,176,622	—	—

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

	Level 1	Level 2	Level 3
Common Stocks (continued)
Health Care Equipment & Supplies	$2,259,061	$—	$—
Health Care Providers & Services	2,337,735	—	—
Health Care Technology	77,700	—	—
Health Care Equipment & Supplies	63,737	—	—
Hotels, Restaurants & Leisure	3,304,649	—	—
Household Durables	894,829	—	—
Household Products	8,342,412	—	—
Independent Power & Renewable Electricity Producers	293,592	—	—
Industrial Conglomerates	6,307,496	—	—
Insurance	6,607,564	—	—
Internet & Direct Marketing Retail	5,278,623	—	—
Internet Software & Services	4,327,557	—	—
IT Services	3,421,662	—	—
Leisure Products	183,007	—	—
Life Sciences Tools & Services	610,075	—	—
Machinery	4,049,649	—	—
Media	6,415,029	—	—
Metals & Mining	601,559	—	—
Multi-Utilities	4,997,710	—	—
Multiline Retail	877,922	—	—
Oil, Gas & Consumable Fuels	5,207,569	—	—
Personal Products	637,194	—	—
Pharmaceuticals	3,991,027	—	—
Professional Services	624,536	—	—
Real Estate Management & Development	171,888	—	—
Road & Rail	2,484,357	—	—
Semiconductors & Semiconductor Equipment	3,001,801	—	—
Software	4,237,121	—	—
Specialty Retail	4,853,037	—	—
Technology Hardware, Storage & Peripherals	3,794,287	—	—
Textiles, Apparel & Luxury Goods	1,320,676	—	—
Tobacco	8,380,269	—	—
Trading Companies & Distributors	418,639	—	—
Water Utilities	327,016	—	—
Preferred Stock
Pharmaceuticals	348,232	—	—
Rights
Food & Staples Retailing	—	—	559
Affiliated Mutual Funds	11,029,083	—	—
U.S. Treasury Obligation	—	599,510	—
Other Financial Instruments*
Futures Contracts	62,815	—	—

Total	$229,358,340	$599,510	$559

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

28

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Banks	7.3%
Diversified Telecommunication Services	7.2
Affiliated Mutual Funds (including 0.5% of collateral for securities on loan)	4.8
Beverages	4.2
Food & Staples Retailing	4.2
Equity Real Estate Investment Trusts (REITs)	4.1
Electric Utilities	4.1
Tobacco	3.7
Household Products	3.7
Capital Markets	3.3
Food Products	3.1
Insurance	2.9
Media	2.8
Industrial Conglomerates	2.8
Aerospace & Defense	2.6
Internet & Direct Marketing Retail	2.3
Oil, Gas & Consumable Fuels	2.3
Multi-Utilities	2.2
Specialty Retail	2.1
Chemicals	2.1
Internet Software & Services	1.9
Software	1.9
Pharmaceuticals	1.8
Diversified Financial Services	1.8
Machinery	1.8
Technology Hardware, Storage & Peripherals	1.7
IT Services	1.5
Hotels, Restaurants & Leisure	1.4
Semiconductors & Semiconductor Equipment	1.3
Road & Rail	1.1
Biotechnology	1.1
Health Care Providers & Services	1.0
Health Care Equipment & Supplies	1.0
Consumer Finance	0.9
Air Freight & Logistics	0.8
Airlines	0.7%
Electrical Equipment	0.6
Textiles, Apparel & Luxury Goods	0.6
Automobiles	0.4
Energy Equipment & Services	0.4
Communications Equipment	0.4
Household Durables	0.4
Multiline Retail	0.4
Building Products	0.4
Commercial Services & Supplies	0.4
Containers & Packaging	0.3
Personal Products	0.3
Professional Services	0.3
Life Sciences Tools & Services	0.3
Metals & Mining	0.3
U.S. Treasury Obligation	0.3
Trading Companies & Distributors	0.2
Auto Components	0.2
Electronic Equipment, Instruments & Components	0.2
Construction Materials	0.1
Water Utilities	0.1
Independent Power & Renewable Electricity Producers	0.1
Construction & Engineering	0.1
Distributors	0.1
Leisure Products	0.1
Real Estate Management & Development	0.1
Health Care Technology	0.0 *
Health Care Equipment & Supplies	0.0 *
Diversified Consumer Services	0.0 *

100.6
Liabilities in excess of other assets	(0.6)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$62,815	*	—	$—
Equity contracts	Unaffiliated investments	559		—	—

Total		$63,374			$—

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$744,218

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$(47)	$152,717	$152,670

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2017, the Fund’s average value at trade date for futures contracts-long positions was $8,262,598.

See Notes to Financial Statements.

30

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross amounts of recognized assets(1)	Collateral Pledged(2)	Net Amount
Securities on Loan	$1,147,909	$(1,147,909)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	31

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $1,147,909:
Unaffiliated investments (cost $165,026,163)	$218,866,511
Affiliated investments (cost $11,029,093)	11,029,083
Dividends and interest receivable	375,603
Receivable for Fund shares sold	100,123
Tax reclaim receivable	8,870
Prepaid expenses	805

Total assets	230,380,995

Liabilities
Payable to broker for collateral for securities on loan	1,183,941
Payable for Fund shares reacquired	329,948
Accrued expenses	164,262
Management fee payable	140,892
Distribution fee payable	74,031
Affiliated transfer agent fee payable	31,400
Due to broker—variation margin futures	23,240
Deferred trustees’ fees	499

Total liabilities	1,948,213

Net Assets	$228,432,782

Net assets were comprised of:
Shares of beneficial interest, at par	$16,432
Paid-in capital in excess of par	175,641,814

175,658,246
Undistributed net investment income	386,937
Accumulated net realized loss on investment transactions	(1,514,066)
Net unrealized appreciation on investments and foreign currencies	53,901,665

Net assets, April 30, 2017	$228,432,782

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share, ($175,450,115 ÷ 12,608,859 shares of beneficial interest issued and outstanding)	$13.91
Maximum sales charge (5.50% of offering price)	.81

Maximum offering price to public	$14.72

Class B
Net asset value, offering price and redemption price per share, ($7,373,230 ÷ 532,366 shares of beneficial interest issued and outstanding)	$13.85

Class C
Net asset value, offering price and redemption price per share, ($38,710,042 ÷ 2,795,895 shares of beneficial interest issued and outstanding)	$13.85

Class Q
Net asset value, offering price and redemption price per share, ($29,292 ÷ 2,098 shares of beneficial interest issued and outstanding)	$13.96

Class R
Net asset value, offering price and redemption price per share, ($362,393 ÷ 26,074 shares of beneficial interest issued and outstanding)	$13.90

Class Z
Net asset value, offering price and redemption price per share, ($6,507,710 ÷ 466,745 shares of beneficial interest issued and outstanding)	$13.94

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	33

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$2,485,311
Affiliated dividend income	42,105
Income from securities lending, net (including affiliated income of $1,794)	3,456
Interest income	1,190

Total income	2,532,062

Expenses
Management fee	850,287
Distribution fee—Class A	258,434
Distribution fee—Class B	40,480
Distribution fee—Class C	196,889
Distribution fee—Class R	1,268
Transfer agent’s fees and expenses (including affiliated expense of $57,700)	168,000
Custodian and accounting fees	54,000
Registration fees	43,000
Shareholders’ reports	27,000
Audit fee	25,000
Legal fees and expenses	10,000
Trustees’ fees	6,000
Miscellaneous	9,089

Total expenses	1,689,447
Less: Distribution fee waiver—Class A	(43,072)
Less: Distribution fee waiver—Class R	(423)

Net expenses	1,645,952

Net investment income (loss)	886,110

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $168)	2,051,393
Futures transactions	744,218
Foreign currency transactions	(1,796)

2,793,815

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of ($170))	17,191,698
Futures	152,717
Foreign currencies	1,280

17,345,695

Net gain (loss) on investments and foreign currency transactions	20,139,510

Net Increase (Decrease) In Net Assets Resulting From Operations	$21,025,620

See Notes to Financial Statements.

34

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$886,110	$2,402,535
Net realized gain (loss) on investments and foreign currency transactions	2,793,815	14,576,675
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	17,345,695	(10,996,934)

Net increase (decrease) in net assets resulting from operations	21,025,620	5,982,276

Dividends and Distributions
Dividends from net investment income
Class A	(2,090,702)	(1,783,179)
Class B	(42,128)	(32,714)
Class C	(201,451)	(124,223)
Class Q	—	—
Class R	(3,166)	(2,642)
Class Z	(96,074)	(69,723)

	(2,433,521)	(2,012,481)

Distributions from net realized gains
Class A	(10,624,756)	(3,297,410)
Class B	(520,479)	(218,683)
Class C	(2,488,861)	(830,401)
Class Q	—	—
Class R	(20,046)	(6,443)
Class Z	(407,553)	(103,730)

	(14,061,695)	(4,456,667)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	4,689,947	13,780,024
Net asset value of shares issued in reinvestment of dividends and distributions	16,111,166	6,324,163
Cost of shares reacquired	(20,464,018)	(34,975,736)

Net increase (decrease) in net assets from Fund share transactions	337,095	(14,871,549)

Total increase (decrease)	4,867,499	(15,358,421)

Net Assets:
Beginning of period	223,565,283	238,923,704

End of period(a)	$228,432,782	$223,565,283

(a) Includes undistributed net investment income of:	$386,937	$1,934,348

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	35

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 16 (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end, diversified management investment company. The Trust is presently comprised of two funds: Prudential QMA Defensive Equity Fund (the “Fund”) and Prudential Income Builder Fund. These financial statements relate only to Prudential QMA Defensive Equity Fund. The financial statements of the other fund are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The investment objective of the Fund is to seek long-term capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “The Manager”)(formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official

36

closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adapted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted

Prudential QMA Defensive Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

38

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Prudential QMA Defensive Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Fund may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Rights: The Fund may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Concentration of Risk: Foreign security and currency transaction may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign security markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually.

40

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .75% of the average daily net assets up to $500 million, .70% of average daily net assets for the next $500 million and .65% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended April 30, 2017.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through February 28, 2018 to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

Prudential QMA Defensive Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that it has received $76,063 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2017, it has received $250, $4,950 and $2,576 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PIMS, and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc., was compensated $ 330 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017, were $120,459,642 and $135,296,594, respectively.

42

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$180,464,582

Appreciation	50,001,026
Depreciation	(570,014)

Net Unrealized Appreciation	$49,431,012

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2017, Prudential, through its affiliates, owned 750 shares of Class Q and 293 shares of Class R. At reporting period end, two shareholders of record held 36% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Prudential QMA Defensive Equity Fund	43

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	218,886	$2,997,103
Shares issued in reinvestment of dividends and distributions	938,366	12,527,192
Shares reacquired	(893,084)	(12,245,663)

Net increase (decrease) in shares outstanding before conversion	264,168	3,278,632
Shares issued upon conversion from other share class(es)	105,416	1,482,561
Shares reacquired upon conversion into other share class(es)	(25,087)	(345,504)

Net increase (decrease) in shares outstanding	344,497	$4,415,689

Year ended October 31, 2016:
Shares sold	567,867	$7,727,845
Shares issued in reinvestment of dividends and distributions	386,671	5,007,395
Shares reacquired	(1,717,332)	(23,193,564)

Net increase (decrease) in shares outstanding before conversion	(762,794)	(10,458,324)
Shares issued upon conversion from other share class(es)	240,556	3,261,217
Shares reacquired upon conversion into other share class(es)	(53,272)	(731,865)

Net increase (decrease) in shares outstanding	(575,510)	$(7,928,972)

Class B
Six months ended April 30, 2017:
Shares sold	3,167	$42,983
Shares issued in reinvestment of dividends and distributions	42,047	560,494
Shares reacquired	(59,715)	(811,923)

Net increase (decrease) in shares outstanding before conversion	(14,501)	(208,446)
Shares reacquired upon conversion into other share class(es)	(93,570)	(1,311,306)

Net increase (decrease) in shares outstanding	(108,071)	$(1,519,752)

Year ended October 31, 2016:
Shares sold	20,217	$272,889
Shares issued in reinvestment of dividends and distributions	19,353	250,234
Shares reacquired	(99,609)	(1,344,719)

Net increase (decrease) in shares outstanding before conversion	(60,039)	(821,596)
Shares reacquired upon conversion into other share class(es)	(211,481)	(2,848,892)

Net increase (decrease) in shares outstanding	(271,520)	$(3,670,488)

44

Class C	Shares	Amount
Six months ended April 30, 2017:
Shares sold	61,708	$842,043
Shares issued in reinvestment of dividends and distributions	189,094	2,518,726
Shares reacquired	(363,837)	(4,977,572)

Net increase (decrease) in shares outstanding before conversion	(113,035)	(1,616,803)
Shares reacquired upon conversion into other share class(es)	(40,152)	(547,794)

Net increase (decrease) in shares outstanding	(153,187)	$(2,164,597)

Year ended October 31, 2016:
Shares sold	185,313	$2,517,562
Shares issued in reinvestment of dividends and distributions	68,958	891,629
Shares reacquired	(563,808)	(7,650,426)

Net increase (decrease) in shares outstanding before conversion	(309,537)	(4,241,235)
Shares reacquired upon conversion into other share class(es)	(54,815)	(741,013)

Net increase (decrease) in shares outstanding	(364,352)	$(4,982,248)

Class Q
Period* ended April 30, 2017:
Shares sold	2,532	$34,736
Shares reacquired	(2,011)	(27,862)

Net increase (decrease) in shares outstanding before conversion	521	6,874
Shares issued upon conversion from other share class(es)	1,577	21,855

Net increase (decrease) in shares outstanding	2,098	$28,729

Class R
Six months ended April 30, 2017:
Shares sold	1,580	$21,289
Shares issued in reinvestment of dividends and distributions	1,738	23,213
Shares reacquired	— (1)	(3)

Net increase (decrease) in shares outstanding	3,318	$44,499

Year ended October 31, 2016:
Shares sold	1,427	$18,898
Shares issued in reinvestment of dividends and distributions	702	9,085
Shares reacquired	(4,345)	(60,678)

Net increase (decrease) in shares outstanding	(2,216)	$(32,695)

Class Z
Six months ended April 30, 2017:
Shares sold	55,157	$751,793
Shares issued in reinvestment of dividends and distributions	36,017	481,541
Shares reacquired	(173,445)	(2,400,995)

Net increase (decrease) in shares outstanding before conversion	(82,271)	(1,167,661)
Shares issued upon conversion from other share class(es)	50,992	700,188

Net increase (decrease) in shares outstanding	(31,279)	$(467,473)

Year ended October 31, 2016:
Shares sold	233,391	$3,242,830
Shares issued in reinvestment of dividends and distributions	12,785	165,820
Shares reacquired	(198,129)	(2,726,349)

Net increase (decrease) in shares outstanding before conversion	48,047	682,301
Shares issued upon conversion from other share class(es)	77,250	1,060,553

Net increase (decrease) in shares outstanding	125,297	$1,742,854

*	Commencement of operations was December 28, 2016.
(1)	Less than one full share.

Prudential QMA Defensive Equity Fund	45

Notes to Financial Statements (unaudited) (continued)

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Trust’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investment expects to implement the changes by December 31, 2017.

46

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		Three Months Ended October 31,		Year Ended July 31,
	2017(b)		2016(b)	2015	2014(b)(f)		2014(b)	2013(b)	2012(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.68		$13.71	$14.26	$13.65		$12.86	$11.23	$11.12
Income (loss) from investment operations:
Net investment income (loss)	.06		.16	.13	.03		.12	.13	.13
Net realized and unrealized gain (loss) on investment transactions	1.22		.21	.24	.58		1.46	1.72	.09
Total from investment operations	1.28		.37	.37	.61		1.58	1.85	.22
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.14)	(.12)	-		(.13)	(.22)	(.11)
Distributions from net realized gains	(.88)		(.26)	(.80)	-		(.66)	-	-
Total dividends and distributions	(1.05)		(.40)	(.92)	-		(.79)	(.22)	(.11)
Net asset value, end of period	$13.91		$13.68	$13.71	$14.26		$13.65	$12.86	$11.23
Total Return(a)	9.67%		2.85%	2.64%	4.47%		12.66%	16.69%	2.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$175,450		$167,731	$176,009	$184,830		$181,385	$179,711	$170,788
Average net assets (000)	$173,717		$172,299	$180,590	$181,880		$182,251	$172,847	$188,087
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.30%	(d)	1.30%	1.27%	1.40%	(d)	1.25%	1.38%	1.41%
Expense before waivers and/or expense reimbursement	1.35%	(d)	1.35%	1.32%	1.45%	(d)	1.30%	1.43%	1.46%
Net investment income (loss)	.93%	(d)	1.20%	.88%	.74%	(d)	.90%	1.05%	1.19%
Portfolio turnover rate	55%	(e)	96%	74%	20%	(e)	87%	239%	174%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	47

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,		Three Months Ended October 31,		Year Ended July 31,
	2017(b)		2016(b)	2015	2014(b)(f)		2014(b)	2013(b)	2012(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.57		$13.60	$14.15	$13.58		$12.80	$11.17	$11.06
Income (loss) from investment operations:
Net investment income (loss)	.01		.06	.04	-	(g)	.02	.04	.05
Net realized and unrealized gain (loss) on investment transactions	1.22		.21	.23	.57		1.45	1.73	.09
Total from investment operations	1.23		.27	.27	.57		1.47	1.77	.14
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.04)	(.02)	-		(.03)	(.14)	(.03)
Distributions from net realized gains	(.88)		(.26)	(.80)	-		(.66)	-	-
Total dividends and distributions	(.95)		(.30)	(.82)	-		(.69)	(.14)	(.03)
Net asset value, end of period	$13.85		$13.57	$13.60	$14.15		$13.58	$12.80	$11.17
Total Return(a)	9.31%		2.07%	1.90%	4.20%		11.84%	15.94%	1.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,373		$8,689	$12,401	$17,164		$17,425	$20,780	$24,968
Average net assets (000)	$8,163		$10,392	$14,669	$17,140		$19,454	$22,938	$29,979
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	2.05%	(d)	2.05%	2.02%	2.15%	(d)	2.00%	2.13%	2.16%
Expense before waivers and/or expense reimbursement	2.05%	(d)	2.05%	2.02%	2.15%	(d)	2.00%	2.13%	2.16%
Net investment income (loss)	.21%	(d)	.46%	.15%	-%	(d)(h)	.16%	.30%	.45%
Portfolio turnover rate	55%	(e)	96%	74%	20%	(e)	87%	239%	174%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	Less than $.005.
(h)	Less than .005%.

See Notes to Financial Statements.

48

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		Three Months Ended October 31,		Year Ended July 31,
	2017(b)		2016(b)	2015	2014(b)(f)		2014(b)	2013(b)	2012(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.56		$13.60	$14.15	$13.57		$12.80	$11.17	$11.06
Income (loss) from investment operations:
Net investment income (loss)	.01		.06	.02	-	(g)	.02	.04	.05
Net realized and unrealized gain (loss) on investment transactions	1.23		.20	.25	.58		1.44	1.73	.09
Total from investment operations	1.24		.26	.27	.58		1.46	1.77	.14
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.04)	(.02)	-		(.03)	(.14)	(.03)
Distributions from net realized gains	(.88)		(.26)	(.80)	-		(.66)	-	-
Total dividends and distributions	(.95)		(.30)	(.82)	-		(.69)	(.14)	(.03)
Net asset value, end of period	$13.85		$13.56	$13.60	$14.15		$13.57	$12.80	$11.17
Total Return(a)	9.40%		2.00%	1.91%	4.27%		11.75%	15.94%	1.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,710		$40,003	$45,046	$50,550		$49,855	$48,666	$50,632
Average net assets (000)	$39,704		$42,741	$48,105	$50,000		$49,435	$49,670	$52,831
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	2.05%	(d)	2.05%	2.02%	2.15%	(d)	2.00%	2.13%	2.16%
Expense before waivers and/or expense reimbursement	2.05%	(d)	2.05%	2.02%	2.15%	(d)	2.00%	2.13%	2.16%
Net investment income (loss)	.19%	(d)	.45%	.13%	(.01)%	(d)	.15%	.30%	.44%
Portfolio turnover rate	55%	(e)	96%	74%	20%	(e)	87%	239%	174%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	Less than $.005.

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	49

Financial Highlights (unaudited) (continued)

Class Q Shares
	December 28, 2016(a) through April 30, 2017(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.34
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investments	.58
Total from investment operations	.62
Less Dividends and Distributions:
Dividends from net investment income	-
Distributions from net realized gains on investments	-
Total dividends and distributions	-
Net asset value, end of period	$13.96
Total Return(b)	4.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29
Average net assets (000)	$19
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.90%	(e)
Expense before waivers and/or expense reimbursement	.90%	(e)
Net investment income (loss)	.87%	(e)
Portfolio turnover rate	55%	(f)

(a)	Commencement of operations.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

50

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,		Three Months Ended October 31,		Year Ended July 31,
	2017(b)		2016(b)	2015	2014(b)(f)		2014(b)	2013(b)	2012(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.64		$13.68	$14.23	$13.63		$12.85	$11.21	$11.10
Income (loss) from investment operations:
Net investment income (loss)	.05		.12	.09	.02		.09	.10	.10
Net realized and unrealized gain (loss) on investment transactions	1.22		.20	.25	.58		1.44	1.73	.09
Total from investment operations	1.27		.32	.34	.60		1.53	1.83	.19
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.10)	(.09)	-		(.09)	(.19)	(.08)
Distributions from net realized gains	(.88)		(.26)	(.80)	-		(.66)	-	-
Total dividends and distributions	(1.01)		(.36)	(.89)	-		(.75)	(.19)	(.08)
Net asset value, end of period	$13.90		$13.64	$13.68	$14.23		$13.63	$12.85	$11.21
Total Return(a)	9.65%		2.51%	2.39%	4.40%		12.32%	16.52%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$362		$311	$341	$434		$415	$373	$311
Average net assets (000)	$341		$345	$358	$422		$391	$341	$306
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.55%	(d)	1.55%	1.52%	1.65%	(d)	1.50%	1.63%	1.66%
Expense before waivers and/or expense reimbursement	1.80%	(d)	1.80%	1.77%	1.90%	(d)	1.75%	1.88%	1.91%
Net investment income (loss)	.66%	(d)	.95%	.63%	.48%	(d)	.65%	.81%	.94%
Portfolio turnover rate	55%	(e)	96%	74%	20%	(e)	87%	239%	174%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	51

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		Three Months Ended October 31,		Year Ended July 31,
	2017(b)		2016(b)	2015	2014(b)(f)		2014(b)	2013(b)	2012(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.72		$13.75	$14.30	$13.68		$12.89	$11.24	$11.14
Income (loss) from investment operations:
Net investment income (loss)	.08		.19	.15	.03		.15	.16	.16
Net realized and unrealized gain (loss) on investment transactions	1.22		.21	.26	.59		1.46	1.74	.08
Total from investment operations	1.30		.40	.41	.62		1.61	1.90	.24
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.17)	(.16)	-		(.16)	(.25)	(.14)
Distributions from net realized gains	(.88)		(.26)	(.80)	-		(.66)	-	-
Total dividends and distributions	(1.08)		(.43)	(.96)	-		(.82)	(.25)	(.14)
Net asset value, end of period	$13.94		$13.72	$13.75	$14.30		$13.68	$12.89	$11.24
Total Return(a)	9.83%		3.10%	2.89%	4.53%		12.90%	17.13%	2.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,508		$6,832	$5,126	$3,694		$3,473	$3,346	$3,464
Average net assets (000)	$6,684		$5,953	$4,473	$4,210		$3,596	$3,533	$3,240
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.05%	(d)	1.05%	1.02%	1.15%	(d)	1.00%	1.13%	1.16%
Expense before waivers and/or expense reimbursement	1.05%	(d)	1.05%	1.02%	1.15%	(d)	1.00%	1.13%	1.16%
Net investment income (loss)	1.20%	(d)	1.46%	1.12%	.99%	(d)	1.16%	1.30%	1.44%
Portfolio turnover rate	55%	(e)	96%	74%	20%	(e)	87%	239%	174%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

52

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’ Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Defensive Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA DEFENSIVE EQUITY FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PAMGX	DMGBX	PIMGX	PAMQX	SPMRX	PDMZX
CUSIP	74442X868	74442X785	74442X793	74442X777	74442X819	74442X827

MFSP504E4

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 16

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2017